Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 22.5%
		Basic Materials: 0.4%
149,000		Albemarle Corp., 5.050%, 06/01/2032	$138,316	0.0
445,000	(1)	Anglo American Capital PLC, 2.250%, 03/17/2028	366,204	0.0
1,250,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,209,866	0.1
276,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	261,497	0.0
1,195,000		Celanese US Holdings LLC, 1.400%, 08/05/2026	975,728	0.1
842,000		Dow Chemical Co., 4.250%, 10/01/2034	714,696	0.0
500,000		Dow Chemical Co/The, 4.625%, 10/01/2044	401,628	0.0
380,000		Ecolab, Inc., 2.750%, 08/18/2055	236,042	0.0
1,366,000		Mosaic Co/The, 5.450%, 11/15/2033	1,288,777	0.1
325,000		Nucor Corp., 3.125%, 04/01/2032	265,801	0.0
580,000		Nucor Corp., 4.300%, 05/23/2027	556,121	0.0
1,333,000		PPG Industries, Inc., 1.200%, 03/15/2026	1,164,823	0.1
143,000		Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	92,963	0.0
13,000		RPM International, Inc., 2.950%, 01/15/2032	10,029	0.0
1,147,000		Steel Dynamics, Inc., 1.650%, 10/15/2027	939,782	0.0
362,000		Teck Resources Ltd., 5.400%, 02/01/2043	294,378	0.0
			8,916,651	0.4

		Communications: 1.5%
774,000		Amazon.com, Inc., 2.100%, 05/12/2031	628,963	0.0
2,340,000		Amazon.com, Inc., 2.875%, 05/12/2041	1,715,257	0.1
822,000	(2)	Amazon.com, Inc., 3.600%, 04/13/2032	748,242	0.0
411,000		Amazon.com, Inc., 3.950%, 04/13/2052	338,050	0.0
652,000		Amazon.com, Inc., 4.100%, 04/13/2062	522,161	0.0
1,803,000		AT&T, Inc., 2.550%, 12/01/2033	1,336,579	0.1
1,240,000		AT&T, Inc., 3.550%, 09/15/2055	817,097	0.1
1,532,000		AT&T, Inc., 3.650%, 09/15/2059	995,781	0.1
764,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	599,114	0.0
1,065,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	678,176	0.0
446,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	261,523	0.0
451,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	280,290	0.0
1,018,000		Comcast Corp., 2.650%, 02/01/2030	854,479	0.1
1,417,000		Comcast Corp., 2.887%, 11/01/2051	889,723	0.1
529,000		Comcast Corp., 3.900%, 03/01/2038	432,527	0.0
900,000		Comcast Corp., 3.999%, 11/01/2049	691,477	0.0
3,290,000		Comcast Corp., 4.000%, 03/01/2048	2,539,061	0.1
588,000		Corning, Inc., 5.450%, 11/15/2079	482,760	0.0
485,000	(1)	Meta Platforms, Inc., 3.500%, 08/15/2027	454,020	0.0
1,774,000	(1)	Meta Platforms, Inc., 3.850%, 08/15/2032	1,561,205	0.1
1,346,000	(1)	Meta Platforms, Inc., 4.450%, 08/15/2052	1,100,726	0.1
1,698,000	(1)	Meta Platforms, Inc., 4.650%, 08/15/2062	1,372,039	0.1
738,000	(1)	NBN Co. Ltd., 1.450%, 05/05/2026	644,638	0.0
550,000	(1),(2)	NBN Co. Ltd., 1.625%, 01/08/2027	473,632	0.0
474,000	(2)	Paramount Global, 4.950%, 05/19/2050	338,009	0.0
120,000		Paramount Global, 5.250%, 04/01/2044	90,032	0.0
257,000	(1)	Rogers Communications, Inc., 3.800%, 03/15/2032	222,457	0.0
588,000	(1)	Rogers Communications, Inc., 4.550%, 03/15/2052	470,164	0.0
3,754,000		Time Warner Cable LLC, 5.875%, 11/15/2040	3,099,061	0.1
527,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	438,159	0.0
178,000		T-Mobile USA, Inc., 2.250%, 02/15/2026	159,520	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

614,000		T-Mobile USA, Inc., 2.625%, 02/15/2029	508,199	0.0
526,000		T-Mobile USA, Inc., 3.500%, 04/15/2031	442,850	0.0
640,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	591,463	0.0
198,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	175,750	0.0
851,000		T-Mobile USA, Inc., 4.375%, 04/15/2040	695,096	0.0
464,000	(2)	T-Mobile USA, Inc., 5.650%, 01/15/2053	439,422	0.0
861,000		Verizon Communications, Inc., 2.100%, 03/22/2028	727,237	0.0
682,000		Verizon Communications, Inc., 2.355%, 03/15/2032	523,650	0.0
417,000		Verizon Communications, Inc., 2.987%, 10/30/2056	249,023	0.0
779,000		Verizon Communications, Inc., 3.400%, 03/22/2041	570,631	0.0
312,000		Verizon Communications, Inc., 3.550%, 03/22/2051	220,076	0.0
1,119,000		Verizon Communications, Inc., 3.700%, 03/22/2061	761,993	0.1
2,000,000		Verizon Communications, Inc., 3.850%, 11/01/2042	1,537,848	0.1
186,000		Verizon Communications, Inc., 4.000%, 03/22/2050	142,578	0.0
980,000		Verizon Communications, Inc., 4.400%, 11/01/2034	864,700	0.1
116,000		Verizon Communications, Inc., 4.500%, 08/10/2033	104,721	0.0
770,000		Verizon Communications, Inc., 4.750%, 11/01/2041	668,250	0.0
2,750,000		Verizon Communications, Inc., 4.812%, 03/15/2039	2,426,075	0.1
286,000		Vodafone Group PLC, 4.375%, 02/19/2043	219,510	0.0
477,000	(2)	Vodafone Group PLC, 5.125%, 06/19/2059	388,185	0.0
			37,492,179	1.5

		Consumer, Cyclical: 1.4%
48,064	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	45,467	0.0
38,065		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	34,192	0.0
2,122,862		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	1,850,633	0.1
97,155	(2)	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	84,957	0.0
584,148		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	490,308	0.0
218,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	203,334	0.0
518,000		Dollar General Corp., 5.000%, 11/01/2032	498,912	0.0
935,000		General Motors Co., 6.125%, 10/01/2025	936,248	0.0
1,027,000	(2)	General Motors Financial Co., Inc., 2.350%, 02/26/2027	872,805	0.0
985,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	961,382	0.1
1,893,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,757,098	0.1
1,527,000		General Motors Financial Co., Inc., 5.000%, 04/09/2027	1,449,351	0.1
2,878,000	(1)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	2,473,972	0.1
858,000		Hasbro, Inc., 3.000%, 11/19/2024	823,547	0.0
794,000		Hasbro, Inc., 3.550%, 11/19/2026	737,062	0.0
265,000		Home Depot, Inc./The, 3.625%, 04/15/2052	200,595	0.0
803,000	(2)	Home Depot, Inc./The, 4.500%, 09/15/2032	768,327	0.0
1,150,000		Home Depot, Inc./The, 4.950%, 09/15/2052	1,083,285	0.1
496,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	380,396	0.0
260,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	194,875	0.0
740,000		Lowe's Cos, Inc., 5.000%, 04/15/2033	699,707	0.0
684,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	670,758	0.0
1,244,000	(1)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	1,009,493	0.1
547,000		Target Corp., 2.950%, 01/15/2052	369,422	0.0
1,185,000		Target Corp., 4.500%, 09/15/2032	1,130,835	0.1
313,000		Toyota Motor Credit Corp., 1.900%, 01/13/2027	276,315	0.0
750,000	(2)	Toyota Motor Credit Corp., 4.450%, 06/29/2029	724,702	0.0
1,150,000		Toyota Motor Credit Corp., 4.550%, 09/20/2027	1,124,159	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

379,896		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	359,830	0.0
536,136		United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	490,995	0.0
945,030		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	731,537	0.0
3,580,445		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	3,103,013	0.1
589,723		United Airlines 2019-2 Class A Pass Through Trust, 2.900%, 11/01/2029	475,984	0.0
1,410,469		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	1,362,679	0.1
1,792,478		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	1,737,749	0.1
900,000	(2)	Walmart, Inc., 4.150%, 09/09/2032	863,062	0.0
575,000		Walmart, Inc., 4.500%, 09/09/2052	540,334	0.0
1,505,000	(1)	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	1,348,402	0.1
184,000	(1)	Warnermedia Holdings, Inc., 4.279%, 03/15/2032	151,610	0.0
288,000	(1)	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	215,999	0.0
1,289,000	(1)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	939,330	0.1
			34,172,661	1.4

		Consumer, Non-cyclical: 3.4%
109,000		Abbott Laboratories, 4.900%, 11/30/2046	104,771	0.0
1,663,000		AbbVie, Inc., 2.600%, 11/21/2024	1,583,791	0.1
830,000		AbbVie, Inc., 2.900%, 11/06/2022	828,580	0.0
732,000		AbbVie, Inc., 4.050%, 11/21/2039	590,903	0.0
1,257,000		AbbVie, Inc., 4.300%, 05/14/2036	1,093,048	0.1
1,964,000		AbbVie, Inc., 4.400%, 11/06/2042	1,635,254	0.1
579,000		AbbVie, Inc., 4.500%, 05/14/2035	516,342	0.0
292,000		AbbVie, Inc., 4.550%, 03/15/2035	262,383	0.0
1,700,000		AbbVie, Inc., 4.625%, 10/01/2042	1,447,137	0.1
2,403,000		Aetna, Inc., 4.500%, 05/15/2042	1,983,741	0.1
473,000		Altria Group, Inc., 2.450%, 02/04/2032	334,527	0.0
918,000		Altria Group, Inc., 3.700%, 02/04/2051	555,933	0.0
301,000		Altria Group, Inc., 4.800%, 02/14/2029	278,172	0.0
730,000		Altria Group, Inc., 5.800%, 02/14/2039	639,198	0.0
543,000		Altria Group, Inc., 5.950%, 02/14/2049	451,095	0.0
615,000		Amgen, Inc., 3.375%, 02/21/2050	420,295	0.0
384,000		Amgen, Inc., 4.875%, 03/01/2053	338,397	0.0
1,375,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,240,763	0.1
3,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	2,614,300	0.1
1,909,000		Anheuser-Busch InBev Finance, Inc., 4.000%, 01/17/2043	1,482,661	0.1
1,260,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	1,204,132	0.1
2,362,000		BAT Capital Corp., 2.259%, 03/25/2028	1,882,393	0.1
483,000		BAT Capital Corp., 2.726%, 03/25/2031	360,167	0.0
140,000		BAT Capital Corp., 3.557%, 08/15/2027	123,131	0.0
866,000		BAT Capital Corp., 3.734%, 09/25/2040	556,362	0.0
419,000		BAT Capital Corp., 4.390%, 08/15/2037	299,538	0.0
1,250,000		BAT International Finance PLC, 4.448%, 03/16/2028	1,116,110	0.1
550,000	(2)	Baxter International, Inc., 1.915%, 02/01/2027	479,331	0.0
1,150,000		Baxter International, Inc., 2.272%, 12/01/2028	950,651	0.1
226,000		Bio-Rad Laboratories, Inc., 3.300%, 03/15/2027	205,445	0.0
1,158,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	890,613	0.0
1,757,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	1,540,636	0.1
374,000	(1)	Cargill, Inc., 2.125%, 04/23/2030	303,505	0.0
831,000	(1)	Cargill, Inc., 2.125%, 11/10/2031	650,745	0.0
310,000	(1)	Cargill, Inc., 3.125%, 05/25/2051	213,746	0.0
388,000	(1)	Cargill, Inc., 4.375%, 04/22/2052	334,353	0.0
2,195,000		Cigna Corp., 3.250%, 04/15/2025	2,098,530	0.1
271,000		Cigna Corp., 3.400%, 03/15/2050	183,813	0.0
3,900,000		Cigna Corp., 4.800%, 08/15/2038	3,466,194	0.2
721,000		Cigna Corp., 4.900%, 12/15/2048	624,366	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

793,000	(1)	CSL Finance PLC, 4.050%, 04/27/2029	731,395	0.0
1,168,000	(1)	CSL Finance PLC, 4.250%, 04/27/2032	1,070,652	0.1
404,000	(1)	CSL Finance PLC, 4.625%, 04/27/2042	353,998	0.0
668,000	(1)	CSL Finance PLC, 4.750%, 04/27/2052	579,447	0.0
278,000	(1)	CSL Finance PLC, 4.950%, 04/27/2062	242,323	0.0
798,000		CVS Health Corp., 2.700%, 08/21/2040	525,690	0.0
1,075,000		CVS Health Corp., 3.875%, 07/20/2025	1,043,369	0.1
1,886,000		CVS Health Corp., 4.125%, 04/01/2040	1,505,484	0.1
3,000,000		CVS Health Corp., 4.780%, 03/25/2038	2,635,929	0.1
378,000		CVS Health Corp., 5.050%, 03/25/2048	333,775	0.0
159,000		CVS Health Corp., 5.125%, 07/20/2045	139,586	0.0
50,886		CVS Pass-Through Trust, 6.943%, 01/10/2030	52,413	0.0
1,400,000	(1),(2)	Element Fleet Management Corp., 3.850%, 06/15/2025	1,326,602	0.1
127,000		Elevance Health, Inc., 2.550%, 03/15/2031	102,596	0.0
307,000		Elevance Health, Inc., 4.100%, 05/15/2032	277,799	0.0
1,237,000	(1)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	1,035,004	0.1
1,000,000		Global Payments, Inc., 1.200%, 03/01/2026	861,737	0.0
1,000,000		Global Payments, Inc., 2.650%, 02/15/2025	935,642	0.0
1,676,000		Global Payments, Inc., 3.200%, 08/15/2029	1,398,741	0.1
385,000		Global Payments, Inc., 5.950%, 08/15/2052	340,232	0.0
614,000	(1)	GSK Consumer Healthcare Capital US LLC, 3.375%, 03/24/2029	536,149	0.0
602,000		GXO Logistics, Inc., 1.650%, 07/15/2026	492,488	0.0
377,000		HCA, Inc., 2.375%, 07/15/2031	279,454	0.0
440,000	(1)	HCA, Inc., 3.125%, 03/15/2027	390,140	0.0
211,000		HCA, Inc., 3.500%, 09/01/2030	174,686	0.0
276,000	(1)	HCA, Inc., 3.625%, 03/15/2032	223,677	0.0
1,166,000		HCA, Inc., 4.125%, 06/15/2029	1,024,124	0.1
670,000	(1)	HCA, Inc., 4.375%, 03/15/2042	502,146	0.0
1,604,000		HCA, Inc., 4.500%, 02/15/2027	1,499,613	0.1
772,000		HCA, Inc., 5.250%, 04/15/2025	757,054	0.0
1,115,000		Humana, Inc., 1.350%, 02/03/2027	940,521	0.1
193,000	(2)	Humana, Inc., 2.150%, 02/03/2032	146,946	0.0
178,000		Humana, Inc., 3.125%, 08/15/2029	154,249	0.0
407,000		Johnson & Johnson, 3.625%, 03/03/2037	352,548	0.0
250,000		Johnson & Johnson, 3.700%, 03/01/2046	205,043	0.0
456,000		Keurig Dr Pepper, Inc., 4.050%, 04/15/2032	400,757	0.0
550,000		Keurig Dr Pepper, Inc., 4.500%, 04/15/2052	434,923	0.0
296,000		Kraft Heinz Foods Co., 5.000%, 06/04/2042	257,774	0.0
294,000		Kraft Heinz Foods Co., 5.200%, 07/15/2045	256,334	0.0
1,870,000	(1)	Mars, Inc., 3.875%, 04/01/2039	1,546,314	0.1
1,595,000		McKesson Corp., 1.300%, 08/15/2026	1,378,965	0.1
405,000		Merck & Co., Inc., 2.750%, 12/10/2051	265,023	0.0
405,000		Merck & Co., Inc., 2.900%, 12/10/2061	255,018	0.0
884,000		Mylan, Inc., 5.200%, 04/15/2048	610,064	0.0
710,000	(1)	Nestle Holdings, Inc., 3.900%, 09/24/2038	599,367	0.0
1,116,000	(1)	Nestle Holdings, Inc., 4.125%, 10/01/2027	1,084,078	0.1
550,000	(1),(2)	Nestle Holdings, Inc., 4.300%, 10/01/2032	523,683	0.0
1,001,000	(1)	Nestle Holdings, Inc., 4.700%, 01/15/2053	936,294	0.1
471,000	(2)	PayPal Holdings, Inc., 4.400%, 06/01/2032	439,433	0.0
1,780,000	(2)	PayPal Holdings, Inc., 5.050%, 06/01/2052	1,591,083	0.1
804,000		PayPal Holdings, Inc., 5.250%, 06/01/2062	720,135	0.0
1,500,000		PepsiCo, Inc., 3.900%, 07/18/2032	1,388,718	0.1
237,000		PerkinElmer, Inc., 1.900%, 09/15/2028	190,649	0.0
201,000		PerkinElmer, Inc., 3.300%, 09/15/2029	169,408	0.0
385,000		Reynolds American, Inc., 5.700%, 08/15/2035	326,285	0.0
560,000		Reynolds American, Inc., 5.850%, 08/15/2045	440,612	0.0
624,000		Reynolds American, Inc., 6.150%, 09/15/2043	522,357	0.0
480,000	(1)	Roche Holdings, Inc., 2.607%, 12/13/2051	314,528	0.0
537,000		Royalty Pharma PLC, 1.200%, 09/02/2025	475,227	0.0
796,000		Royalty Pharma PLC, 1.750%, 09/02/2027	658,984	0.0
522,000		Royalty Pharma PLC, 3.550%, 09/02/2050	326,593	0.0
329,000	(2)	S&P Global, Inc., 1.250%, 08/15/2030	246,610	0.0
1,000,000	(1)	S&P Global, Inc., 2.700%, 03/01/2029	866,085	0.0
1,252,000	(1),(2)	S&P Global, Inc., 2.900%, 03/01/2032	1,046,786	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

1,217,000	(1)	S&P Global, Inc., 3.700%, 03/01/2052	923,144	0.0
830,000	(1)	Triton Container International Ltd., 2.050%, 04/15/2026	705,411	0.0
482,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	353,631	0.0
485,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	340,777	0.0
245,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	178,554	0.0
1,111,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	875,712	0.0
493,000		UnitedHealth Group, Inc., 3.750%, 10/15/2047	380,091	0.0
482,000		UnitedHealth Group, Inc., 4.200%, 05/15/2032	448,125	0.0
265,000		UnitedHealth Group, Inc., 4.750%, 05/15/2052	237,612	0.0
553,000	(2)	Viatris, Inc., 2.700%, 06/22/2030	411,582	0.0
1,663,000		Viatris, Inc., 3.850%, 06/22/2040	1,039,913	0.1
392,000		Viatris, Inc., 4.000%, 06/22/2050	235,481	0.0
1,065,000	(1)	Viterra Finance BV, 2.000%, 04/21/2026	906,018	0.0
			84,364,442	3.4

		Energy: 1.8%
647,000	(1)	Aker BP ASA, 2.000%, 07/15/2026	558,846	0.0
277,000		Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	243,832	0.0
366,000		BP Capital Markets America, Inc., 1.749%, 08/10/2030	285,017	0.0
321,000		BP Capital Markets America, Inc., 2.772%, 11/10/2050	199,996	0.0
752,000	(3)	BP Capital Markets PLC, 4.875%, 12/31/2199	649,070	0.0
205,000		Canadian Natural Resources Ltd., 6.750%, 02/01/2039	207,259	0.0
300,000	(2)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	260,590	0.0
297,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	287,925	0.0
580,000		Continental Resources, Inc./OK, 4.900%, 06/01/2044	414,991	0.0
3,558,000	(1)	Coterra Energy, Inc., 3.900%, 05/15/2027	3,302,309	0.1
464,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	401,120	0.0
979,000	(3)	Enbridge, Inc., 5.750%, 07/15/2080	863,723	0.1
631,000	(3)	Enbridge, Inc., 7.375%, 01/15/2083	609,325	0.0
631,000	(3)	Enbridge, Inc., 7.625%, 01/15/2083	610,285	0.0
582,000		Energy Transfer L.P., 4.250%, 04/01/2024	570,023	0.0
154,000		Energy Transfer L.P., 4.900%, 03/15/2035	129,688	0.0
1,625,000		Energy Transfer L.P., 5.300%, 04/01/2044	1,305,315	0.1
1,086,000		Energy Transfer L.P., 5.300%, 04/15/2047	869,301	0.1
845,000		Energy Transfer L.P., 5.350%, 05/15/2045	681,854	0.0
399,000		Energy Transfer L.P., 5.800%, 06/15/2038	350,361	0.0
1,067,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,058,279	0.1
1,385,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,342,492	0.1
453,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	313,716	0.0
218,000		Enterprise Products Operating LLC, 4.200%, 01/31/2050	167,110	0.0
1,200,000	(3)	Enterprise Products Operating LLC, 5.908%, 08/16/2077	1,097,400	0.1
826,000		Equinor ASA, 3.125%, 04/06/2030	725,380	0.0
1,394,000		Exxon Mobil Corp., 2.726%, 03/01/2023	1,387,700	0.1
1,000,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	984,139	0.1
920,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	781,648	0.0
569,000		Kinder Morgan, Inc., 5.450%, 08/01/2052	494,314	0.0
786,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	687,007	0.0
639,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	514,344	0.0
543,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	439,095	0.0
752,000		Marathon Petroleum Corp., 5.125%, 12/15/2026	740,377	0.0
1,100,000		MPLX L.P., 4.000%, 03/15/2028	1,003,906	0.1
202,000		MPLX L.P., 4.700%, 04/15/2048	154,460	0.0
504,000		MPLX L.P., 5.200%, 12/01/2047	409,480	0.0
309,000		MPLX L.P., 5.500%, 02/15/2049	263,106	0.0
611,000	(1)	Northern Natural Gas Co., 3.400%, 10/16/2051	404,595	0.0
350,000		ONEOK Partners L.P., 6.125%, 02/01/2041	308,798	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

908,000		ONEOK Partners L.P., 6.200%, 09/15/2043	797,263	0.0
112,000		ONEOK, Inc., 3.100%, 03/15/2030	91,153	0.0
766,000		ONEOK, Inc., 5.850%, 01/15/2026	768,941	0.0
510,000		Phillips 66, 0.900%, 02/15/2024	483,287	0.0
786,000		Phillips 66, 2.150%, 12/15/2030	606,784	0.0
771,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	643,303	0.0
761,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	638,930	0.0
1,779,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,713,976	0.1
500,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	367,855	0.0
685,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	625,845	0.0
906,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	870,352	0.1
584,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	454,701	0.0
500,000	(1)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	490,444	0.0
587,000		Shell International Finance BV, 4.000%, 05/10/2046	468,729	0.0
1,262,000		Shell International Finance BV, 4.125%, 05/11/2035	1,109,284	0.1
269,000		Targa Resources Corp., 6.250%, 07/01/2052	245,102	0.0
963,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	892,850	0.1
2,000,000		TotalEnergies Capital Canada Ltd., 2.750%, 07/15/2023	1,971,465	0.1
500,000		TotalEnergies Capital International SA, 2.986%, 06/29/2041	357,680	0.0
144,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	121,932	0.0
3,804,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	3,662,792	0.2
1,017,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	891,497	0.1
			44,352,341	1.8

		Financial: 8.1%
1,147,000	(1),(3)	ABN AMRO Bank NV, 2.470%, 12/13/2029	910,561	0.0
600,000	(1),(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	428,583	0.0
411,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/30/2032	309,597	0.0
1,296,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.400%, 10/29/2033	942,181	0.0
141,000		Alleghany Corp., 3.250%, 08/15/2051	95,347	0.0
603,000		Alleghany Corp., 3.625%, 05/15/2030	538,155	0.0
25,000		Alleghany Corp., 4.900%, 09/15/2044	22,136	0.0
3,803,000	(3)	American Express Co., 4.420%, 08/03/2033	3,462,088	0.2
462,000		American Homes 4 Rent L.P., 2.375%, 07/15/2031	349,031	0.0
398,000		American Homes 4 Rent L.P., 3.625%, 04/15/2032	328,695	0.0
298,000		American Homes 4 Rent L.P., 4.300%, 04/15/2052	219,148	0.0
460,000		American International Group, Inc., 3.900%, 04/01/2026	439,639	0.0
317,000		American International Group, Inc., 4.375%, 06/30/2050	254,665	0.0
419,000		American Tower Corp., 3.650%, 03/15/2027	383,699	0.0
842,000	(1)	Antares Holdings L.P., 2.750%, 01/15/2027	671,414	0.0
914,000	(1)	ASB Bank Ltd., 1.625%, 10/22/2026	793,321	0.0
599,000	(1),(3)	ASB Bank Ltd., 5.284%, 06/17/2032	563,652	0.0
937,000		Assurant, Inc., 3.700%, 02/22/2030	787,283	0.0
789,000	(1)	Aviation Capital Group LLC, 1.950%, 09/20/2026	639,924	0.0
452,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	443,908	0.0
808,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	781,936	0.0
863,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	836,262	0.0
895,000	(1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	753,152	0.0
1,094,000	(1)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	857,346	0.0
710,000	(1)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	558,575	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

1,565,000	(1)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	1,405,015	0.1
2,400,000	(3)	Banco Bilbao Vizcaya Argentaria SA, 6.138%, 09/14/2028	2,319,576	0.1
1,000,000		Banco Santander SA, 2.746%, 05/28/2025	915,474	0.0
600,000	(3)	Banco Santander SA, 3.225%, 11/22/2032	421,403	0.0
1,955,000	(3)	Bank of America Corp., 1.197%, 10/24/2026	1,707,327	0.1
3,375,000	(3)	Bank of America Corp., 1.530%, 12/06/2025	3,089,668	0.1
1,971,000	(3)	Bank of America Corp., 1.734%, 07/22/2027	1,692,882	0.1
1,668,000	(3)	Bank of America Corp., 1.843%, 02/04/2025	1,586,163	0.1
178,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	132,844	0.0
322,000	(3)	Bank of America Corp., 1.922%, 10/24/2031	238,651	0.0
225,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	206,407	0.0
1,506,000	(3)	Bank of America Corp., 2.087%, 06/14/2029	1,225,003	0.1
806,000	(3)	Bank of America Corp., 2.572%, 10/20/2032	617,331	0.0
782,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	506,839	0.0
1,136,000	(3)	Bank of America Corp., 2.687%, 04/22/2032	888,232	0.0
814,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	686,957	0.0
1,000,000	(3)	Bank of America Corp., 3.593%, 07/21/2028	904,143	0.0
2,230,000	(3)	Bank of America Corp., 3.846%, 03/08/2037	1,802,133	0.1
435,000	(3)	Bank of America Corp., 3.970%, 03/05/2029	394,148	0.0
291,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	220,090	0.0
4,336,000		Bank of America Corp., 4.250%, 10/22/2026	4,124,215	0.2
814,000	(2),(3)	Bank of America Corp., 4.271%, 07/23/2029	743,407	0.0
102,000	(3)	Bank of America Corp., 4.571%, 04/27/2033	91,497	0.0
3,452,000	(2),(3)	Bank of America Corp., 5.015%, 07/22/2033	3,206,853	0.1
724,000	(2),(3)	Bank of New York Mellon Corp./The, 4.289%, 06/13/2033	663,686	0.0
452,000	(2)	Bank of Nova Scotia/The, 1.950%, 02/02/2027	393,542	0.0
2,335,000	(3)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	1,961,740	0.1
1,535,000	(1)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	1,442,840	0.1
547,000		Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	352,514	0.0
798,000	(1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	645,036	0.0
363,000	(1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	269,296	0.0
1,492,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	898,907	0.0
630,000	(1)	Blackstone Holdings Finance Co. LLC, 3.200%, 01/30/2052	404,991	0.0
433,000		Blackstone Private Credit Fund, 4.000%, 01/15/2029	347,284	0.0
500,000	(1),(3)	BPCE SA, 2.277%, 01/20/2032	361,165	0.0
1,596,000	(1)	BPCE SA, 2.700%, 10/01/2029	1,323,626	0.1
955,000	(1)	BPCE SA, 5.700%, 10/22/2023	944,713	0.0
725,000	(3)	Capital One Financial Corp., 1.878%, 11/02/2027	616,547	0.0
476,000	(3)	Capital One Financial Corp., 3.273%, 03/01/2030	398,598	0.0
489,000	(3)	Capital One Financial Corp., 5.247%, 07/26/2030	455,873	0.0
771,000		CBRE Services, Inc., 2.500%, 04/01/2031	587,709	0.0
1,284,000		Chubb INA Holdings, Inc., 1.375%, 09/15/2030	970,365	0.0
561,000		CI Financial Corp., 4.100%, 06/15/2051	334,909	0.0
806,000	(3)	Citigroup, Inc., 1.462%, 06/09/2027	687,042	0.0
745,000	(1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	544,333	0.0
1,700,000	(1),(3)	Cooperatieve Rabobank UA, 4.655%, 08/22/2028	1,605,431	0.1
2,325,000	(1)	Corebridge Financial, Inc., 3.850%, 04/05/2029	2,051,995	0.1
1,683,000	(1)	Corebridge Financial, Inc., 3.900%, 04/05/2032	1,423,480	0.1
1,879,000	(1),(3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	1,723,727	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

1,692,000	(1),(3)	Credit Agricole SA, 4.750%, 12/31/2199	1,170,120	0.1
1,235,000	(1),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	1,105,221	0.1
6,000,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	5,938,740	0.3
2,158,000		Credit Suisse AG/New York NY, 5.000%, 07/09/2027	1,992,522	0.1
3,000,000	(1),(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	2,977,068	0.1
589,000	(2)	Crown Castle, Inc., 1.050%, 07/15/2026	498,235	0.0
445,000		Crown Castle, Inc., 2.900%, 03/15/2027	395,620	0.0
760,000		CubeSmart L.P., 2.250%, 12/15/2028	617,886	0.0
1,870,000	(1),(3)	Danske Bank A/S, 1.621%, 09/11/2026	1,620,104	0.1
993,000	(1)	Danske Bank A/S, 4.375%, 06/12/2028	873,222	0.0
813,000	(1),(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	619,507	0.0
1,925,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,778,192	0.1
2,500,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	2,415,646	0.1
251,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	250,683	0.0
2,813,000	(1)	Hartford Financial Services Group, Inc./The, 5.030%, (US0003M + 2.125%), 02/12/2067	2,322,953	0.1
340,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	333,336	0.0
1,355,000	(3)	HSBC Holdings PLC, 1.589%, 05/24/2027	1,133,954	0.1
1,875,000	(3)	HSBC Holdings PLC, 2.206%, 08/17/2029	1,452,905	0.1
1,331,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,236,560	0.1
1,037,000	(3)	HSBC Holdings PLC, 2.999%, 03/10/2026	959,426	0.0
2,000,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	1,806,863	0.1
1,250,000		HSBC Holdings PLC, 4.300%, 03/08/2026	1,198,837	0.1
1,710,000	(3)	HSBC Holdings PLC, 4.600%, 12/31/2199	1,190,145	0.1
1,734,000	(3)	HSBC Holdings PLC, 5.210%, 08/11/2028	1,622,917	0.1
1,466,000	(3)	HSBC Holdings PLC, 5.402%, 08/11/2033	1,305,498	0.1
744,000	(3)	ING Groep NV, 4.017%, 03/28/2028	676,414	0.0
1,695,000	(1)	Intact Financial Corp., 5.459%, 09/22/2032	1,651,527	0.1
672,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	535,561	0.0
1,059,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	709,121	0.0
1,689,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	1,379,722	0.1
2,774,000		Intercontinental Exchange, Inc., 4.600%, 03/15/2033	2,591,140	0.1
928,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	744,770	0.0
2,030,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,879,251	0.1
1,184,000	(3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	1,007,338	0.1
1,023,000	(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	866,240	0.0
1,465,000	(3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	1,189,364	0.1
381,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	324,493	0.0
1,537,000	(3)	JPMorgan Chase & Co., 2.545%, 11/08/2032	1,168,081	0.1
766,000	(3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	594,571	0.0
1,058,000	(3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	984,783	0.1
1,058,000	(3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	936,714	0.0
255,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	161,677	0.0
3,320,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	3,249,676	0.1
853,000	(3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	640,660	0.0
1,131,000	(3)	JPMorgan Chase & Co., 4.565%, 06/14/2030	1,043,692	0.1
4,002,000	(3)	JPMorgan Chase & Co., 4.912%, 07/25/2033	3,695,787	0.2
1,479,000	(3)	JPMorgan Chase & Co., 5.717%, 09/14/2033	1,400,724	0.1
224,000		Kilroy Realty L.P., 2.650%, 11/15/2033	157,468	0.0
435,000		Kite Realty Group L.P., 4.000%, 10/01/2026	400,519	0.0
595,000	(1)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	514,715	0.0
1,125,000	(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	1,034,507	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

2,177,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,172,037	0.1
2,640,000	(2)	Main Street Capital Corp., 3.000%, 07/14/2026	2,225,626	0.1
684,000		Main Street Capital Corp., 5.200%, 05/01/2024	678,233	0.0
356,000	(3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	303,705	0.0
350,000		Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	316,265	0.0
315,000	(1)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	292,185	0.0
1,590,000	(3)	Morgan Stanley, 1.512%, 07/20/2027	1,356,096	0.1
1,340,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	1,159,423	0.1
802,000	(3)	Morgan Stanley, 1.794%, 02/13/2032	587,103	0.0
1,074,000	(3)	Morgan Stanley, 2.188%, 04/28/2026	985,859	0.1
2,773,000	(3)	Morgan Stanley, 2.239%, 07/21/2032	2,085,952	0.1
444,000	(3)	Morgan Stanley, 2.475%, 01/21/2028	388,534	0.0
914,000	(3)	Morgan Stanley, 2.511%, 10/20/2032	699,482	0.0
1,119,000	(3)	Morgan Stanley, 2.630%, 02/18/2026	1,043,475	0.1
983,000	(3)	Morgan Stanley, 2.802%, 01/25/2052	594,762	0.0
1,155,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,040,187	0.1
585,000	(3)	Morgan Stanley, 3.737%, 04/24/2024	579,017	0.0
538,000		Morgan Stanley, 3.875%, 01/27/2026	513,511	0.0
4,000,000		Morgan Stanley, 4.000%, 07/23/2025	3,874,851	0.2
278,000	(2),(3)	Morgan Stanley, 4.889%, 07/20/2033	257,838	0.0
1,821,000	(3)	Morgan Stanley, 5.297%, 04/20/2037	1,638,789	0.1
1,098,000	(1),(3)	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.875%, 05/23/2042	1,040,240	0.1
432,000	(1)	National Australia Bank Ltd., 2.332%, 08/21/2030	322,271	0.0
820,000	(1)	Nationwide Building Society, 1.500%, 10/13/2026	698,292	0.0
336,000	(3)	NatWest Group PLC, 3.073%, 05/22/2028	289,132	0.0
398,000	(3)	NatWest Group PLC, 4.269%, 03/22/2025	387,221	0.0
1,470,000	(1),(3)	Nordea Bank Abp, 3.750%, 12/31/2199	974,108	0.0
2,661,000	(1),(2),(3)	Nordea Bank ABP, 6.125%, 12/31/2199	2,485,830	0.1
1,611,000	(1)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	1,342,052	0.1
156,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	105,600	0.0
829,000		Old Republic International Corp., 3.850%, 06/11/2051	571,087	0.0
5,000,000		ORIX Corp., 3.250%, 12/04/2024	4,807,333	0.2
2,836,000	(3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	2,391,024	0.1
295,000		Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	210,697	0.0
1,130,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,112,782	0.1
546,000		Prologis L.P., 4.625%, 01/15/2033	519,534	0.0
365,000		Public Storage, 1.950%, 11/09/2028	304,300	0.0
167,000		Realty Income Corp., 3.950%, 08/15/2027	156,972	0.0
575,000		Realty Income Corp., 4.875%, 06/01/2026	565,795	0.0
448,000		Sabra Health Care L.P., 3.200%, 12/01/2031	329,778	0.0
454,000	(3)	Santander Holdings USA, Inc., 2.490%, 01/06/2028	379,181	0.0
1,391,000	(3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	1,159,476	0.1
1,070,000	(1),(3)	Standard Chartered PLC, 1.456%, 01/14/2027	907,041	0.0
1,110,000	(1),(3)	Standard Chartered PLC, 1.822%, 11/23/2025	1,007,554	0.1
667,000	(1),(3)	Standard Chartered PLC, 2.608%, 01/12/2028	565,332	0.0
1,358,000	(1),(3)	Standard Chartered PLC, 3.971%, 03/30/2026	1,283,912	0.1
840,000	(2),(3)	State Street Corp., 2.623%, 02/07/2033	666,275	0.0
1,430,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	1,352,681	0.1
1,234,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	1,091,490	0.1
874,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 2.800%, 03/10/2027	786,580	0.0
584,000		Sun Communities Operating L.P., 4.200%, 04/15/2032	489,960	0.0
1,137,000	(1),(3)	Svenska Handelsbanken AB, 1.418%, 06/11/2027	980,544	0.0
633,000		Toronto-Dominion Bank/The, 2.800%, 03/10/2027	571,231	0.0
467,000	(3)	Truist Financial Corp., 1.267%, 03/02/2027	406,507	0.0
2,470,000		UBS AG, 5.125%, 05/15/2024	2,414,260	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

750,000	(1),(3)	UBS Group AG, 1.364%, 01/30/2027	641,447	0.0
383,000	(1),(3)	UBS Group AG, 2.095%, 02/11/2032	278,953	0.0
688,000	(1),(3)	UBS Group AG, 2.746%, 02/11/2033	512,053	0.0
812,000	(1),(3)	UBS Group AG, 3.179%, 02/11/2043	524,892	0.0
1,460,000	(1),(3)	UBS Group AG, 4.751%, 05/12/2028	1,372,323	0.1
163,000		Ventas Realty L.P., 5.700%, 09/30/2043	148,082	0.0
822,000		Visa, Inc., 4.150%, 12/14/2035	750,162	0.0
207,000		Visa, Inc., 4.300%, 12/14/2045	180,739	0.0
370,000	(3)	Wells Fargo & Co., 2.164%, 02/11/2026	340,891	0.0
1,678,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	1,567,691	0.1
471,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	324,365	0.0
1,250,000	(3)	Wells Fargo & Co., 4.897%, 07/25/2033	1,154,088	0.1
418,000	(3)	Wells Fargo & Co., 5.013%, 04/04/2051	361,926	0.0
1,750,000		XLIT Ltd., 5.500%, 03/31/2045	1,624,480	0.1
			198,511,674	8.1

		Industrial: 1.3%
777,000		Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	750,970	0.0
410,000		Avnet, Inc., 5.500%, 06/01/2032	372,926	0.0
1,201,000		Berry Global, Inc., 0.950%, 02/15/2024	1,129,227	0.1
1,472,000		Berry Global, Inc., 1.650%, 01/15/2027	1,222,504	0.1
1,213,000		Boeing Co/The, 3.250%, 02/01/2028	1,059,998	0.1
446,000		Boeing Co/The, 3.250%, 02/01/2035	315,705	0.0
340,000		Boeing Co/The, 3.625%, 02/01/2031	282,717	0.0
120,000		Boeing Co/The, 3.850%, 11/01/2048	78,001	0.0
768,000		Boeing Co/The, 4.875%, 05/01/2025	750,119	0.0
980,000		Boeing Co/The, 5.150%, 05/01/2030	907,698	0.0
288,000		Boeing Co/The, 5.805%, 05/01/2050	250,914	0.0
1,161,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	929,208	0.0
1,435,000		Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	1,248,787	0.1
299,000		CSX Corp., 4.100%, 11/15/2032	271,726	0.0
763,000	(2)	CSX Corp., 4.500%, 11/15/2052	642,253	0.0
1,684,000		CSX Corp., 4.650%, 03/01/2068	1,364,740	0.1
1,536,000		Eaton Corp., 4.150%, 03/15/2033	1,389,982	0.1
361,000		FedEx Corp., 3.900%, 02/01/2035	297,735	0.0
678,000		FedEx Corp., 4.400%, 01/15/2047	527,069	0.0
284,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	254,810	0.0
484,000		John Deere Capital Corp., 3.350%, 04/18/2029	437,489	0.0
740,000		John Deere Capital Corp., 4.350%, 09/15/2032	703,786	0.0
772,000	(1)	Komatsu Finance America, Inc., 5.499%, 10/06/2027	772,704	0.0
387,000		Norfolk Southern Corp., 4.100%, 05/15/2121	257,752	0.0
1,061,000		Parker-Hannifin Corp., 4.500%, 09/15/2029	1,001,762	0.0
1,295,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	1,126,437	0.1
1,661,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	1,430,401	0.1
118,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	116,901	0.0
1,423,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	1,241,942	0.1
2,066,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	1,773,373	0.1
1,070,000	(1)	Sealed Air Corp., 1.573%, 10/15/2026	897,157	0.0
1,322,000	(1)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	1,102,957	0.1
1,111,000		Sonoco Products Co., 2.250%, 02/01/2027	985,474	0.0
390,000		TD SYNNEX Corp., 1.750%, 08/09/2026	331,960	0.0
2,105,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	1,835,540	0.1
2,250,000	(1)	TTX Co., 3.600%, 01/15/2025	2,167,305	0.1
1,190,000		Union Pacific Corp., 3.500%, 02/14/2053	865,593	0.0
550,000		Union Pacific Corp., 4.950%, 09/09/2052	514,002	0.0
608,000		Union Pacific Corp., 5.150%, 01/20/2063	566,716	0.0
575,000		Waste Connections, Inc., 4.200%, 01/15/2033	521,311	0.0
			32,697,651	1.3

		Technology: 1.6%
1,716,000		Advanced Micro Devices, Inc., 3.924%, 06/01/2032	1,558,051	0.1
1,658,000		Advanced Micro Devices, Inc., 4.393%, 06/01/2052	1,404,756	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

838,000		Apple, Inc., 2.650%, 02/08/2051	552,739	0.0
1,905,000		Apple, Inc., 2.800%, 02/08/2061	1,192,106	0.1
860,000		Apple, Inc., 2.850%, 08/05/2061	541,966	0.0
390,000		Apple, Inc., 3.350%, 08/08/2032	347,742	0.0
2,489,000		Apple, Inc., 3.750%, 09/12/2047	2,020,803	0.1
2,000,000		Apple, Inc., 3.850%, 05/04/2043	1,682,037	0.1
1,082,000	(2)	Apple, Inc., 3.950%, 08/08/2052	905,687	0.1
390,000		Apple, Inc., 4.100%, 08/08/2062	320,276	0.0
383,000		Apple, Inc., 4.500%, 02/23/2036	371,623	0.0
800,000	(1)	Broadcom, Inc., 4.926%, 05/15/2037	661,163	0.0
1,000,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,005,038	0.1
775,000		DXC Technology Co., 1.800%, 09/15/2026	664,992	0.0
775,000		DXC Technology Co., 2.375%, 09/15/2028	633,940	0.0
477,000		Fiserv, Inc., 3.500%, 07/01/2029	415,494	0.0
1,840,000		HP, Inc., 2.650%, 06/17/2031	1,352,919	0.1
238,000		HP, Inc., 4.000%, 04/15/2029	208,823	0.0
550,000		HP, Inc., 4.750%, 01/15/2028	517,039	0.0
638,000		Intel Corp., 3.100%, 02/15/2060	386,784	0.0
813,000		Intel Corp., 3.200%, 08/12/2061	508,665	0.0
1,812,000		Intel Corp., 3.250%, 11/15/2049	1,205,169	0.1
565,000		Intel Corp., 3.750%, 08/05/2027	537,161	0.0
164,000	(2)	Intel Corp., 4.150%, 08/05/2032	149,574	0.0
384,000		Intel Corp., 5.050%, 08/05/2062	333,867	0.0
1,264,000		International Business Machines Corp., 3.500%, 05/15/2029	1,144,168	0.1
754,000		International Business Machines Corp., 4.150%, 07/27/2027	724,963	0.0
758,000		International Business Machines Corp., 4.400%, 07/27/2032	700,852	0.0
792,000		International Business Machines Corp., 4.900%, 07/27/2052	694,493	0.0
1,206,000		KLA Corp., 4.950%, 07/15/2052	1,098,505	0.1
644,000		KLA Corp., 5.250%, 07/15/2062	593,576	0.0
564,000		Kyndryl Holdings, Inc., 2.050%, 10/15/2026	453,704	0.0
1,563,000		Kyndryl Holdings, Inc., 2.700%, 10/15/2028	1,144,883	0.1
283,000		Kyndryl Holdings, Inc., 3.150%, 10/15/2031	190,095	0.0
900,000		Microchip Technology, Inc., 2.670%, 09/01/2023	877,463	0.0
3,061,000		Microsoft Corp., 2.921%, 03/17/2052	2,165,774	0.1
298,000	(2)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	178,870	0.0
143,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	119,382	0.0
2,015,000		Oracle Corp., 2.300%, 03/25/2028	1,686,181	0.1
178,000		Oracle Corp., 3.600%, 04/01/2050	111,716	0.0
998,000		Oracle Corp., 3.650%, 03/25/2041	679,813	0.0
1,228,000		Oracle Corp., 3.800%, 11/15/2037	893,457	0.1
148,000		Oracle Corp., 3.850%, 07/15/2036	110,995	0.0
315,000		Oracle Corp., 3.950%, 03/25/2051	209,507	0.0
1,011,000		Oracle Corp., 4.000%, 11/15/2047	680,044	0.0
525,000	(1)	Renesas Electronics Corp., 2.170%, 11/25/2026	451,958	0.0
1,173,000		Salesforce, Inc., 2.700%, 07/15/2041	810,499	0.0
312,000		Take-Two Interactive Software, Inc., 4.000%, 04/14/2032	271,264	0.0
389,000		Texas Instruments, Inc., 3.650%, 08/16/2032	352,869	0.0
577,000		Texas Instruments, Inc., 4.100%, 08/16/2052	494,193	0.0
1,795,000		VMware, Inc., 1.400%, 08/15/2026	1,537,319	0.1
780,000		VMware, Inc., 1.800%, 08/15/2028	619,174	0.0
			38,474,131	1.6

		Utilities: 3.0%
1,198,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	1,151,531	0.1
1,068,000		AES Corp./The, 1.375%, 01/15/2026	921,115	0.0
880,000	(1)	AES Corp./The, 3.950%, 07/15/2030	755,335	0.0
368,000	(1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	314,850	0.0
663,000	(3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	520,401	0.0
503,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	395,627	0.0
1,377,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	1,234,084	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

771,000		Appalachian Power Co., 2.700%, 04/01/2031	617,261	0.0
181,000		Appalachian Power Co., 3.700%, 05/01/2050	128,550	0.0
323,000		Avangrid, Inc., 3.200%, 04/15/2025	305,806	0.0
912,000		Baltimore Gas and Electric Co., 2.250%, 06/15/2031	729,334	0.0
740,000	(1)	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	625,661	0.0
393,000		Black Hills Corp., 2.500%, 06/15/2030	309,863	0.0
583,000		Black Hills Corp., 3.050%, 10/15/2029	489,581	0.0
1,800,000		Black Hills Corp., 4.250%, 11/30/2023	1,793,401	0.1
272,000		Black Hills Corp., 4.350%, 05/01/2033	238,244	0.0
750,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	576,837	0.0
537,000	(3)	CMS Energy Corp., 3.750%, 12/01/2050	396,038	0.0
600,000	(3)	CMS Energy Corp., 4.750%, 06/01/2050	508,500	0.0
568,000		Commonwealth Edison Co., 3.750%, 08/15/2047	439,193	0.0
449,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	328,489	0.0
400,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	377,408	0.0
425,000		Consumers Energy Co., 4.200%, 09/01/2052	353,702	0.0
1,586,000	(3)	Dominion Energy, Inc., 4.350%, 12/31/2199	1,353,427	0.1
1,531,000	(3)	Dominion Energy, Inc., 4.650%, 12/31/2199	1,356,088	0.1
405,000		Duke Energy Carolinas LLC, 2.550%, 04/15/2031	333,126	0.0
1,186,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	888,759	0.0
116,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	88,326	0.0
824,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	664,648	0.0
14,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	11,742	0.0
360,000	(3)	Duke Energy Corp., 4.875%, 12/31/2199	323,547	0.0
794,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	632,293	0.0
130,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	107,193	0.0
1,425,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	970,265	0.1
479,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	362,582	0.0
180,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	145,506	0.0
21,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	17,315	0.0
1,029,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	836,126	0.0
485,000	(1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	372,519	0.0
699,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	424,023	0.0
129,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	88,374	0.0
383,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	314,236	0.0
1,626,000		Entergy Corp., 0.900%, 09/15/2025	1,432,141	0.1
745,000		Entergy Corp., 2.400%, 06/15/2031	570,358	0.0
417,000		Entergy Corp., 2.800%, 06/15/2030	338,327	0.0
1,025,000		Entergy Louisiana LLC, 4.750%, 09/15/2052	894,506	0.0
1,749,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	1,210,636	0.1
925,000		Eversource Energy, 1.400%, 08/15/2026	802,696	0.0
1,070,000		Eversource Energy, 2.900%, 03/01/2027	972,491	0.1
361,000		Eversource Energy, 3.375%, 03/01/2032	304,072	0.0
151,000		Exelon Corp., 4.050%, 04/15/2030	137,031	0.0
203,000		Florida Power & Light Co., 2.875%, 12/04/2051	134,493	0.0
1,505,000		Georgia Power Co., 2.200%, 09/15/2024	1,425,849	0.1
243,000		Georgia Power Co., 5.125%, 05/15/2052	219,908	0.0
1,310,000		Georgia Power Co., 5.750%, 04/15/2023	1,316,152	0.1
1,619,000		Indiana Michigan Power Co., 3.250%, 05/01/2051	1,085,393	0.1
400,000		Interstate Power and Light Co., 3.100%, 11/30/2051	263,393	0.0
3,640,000		Interstate Power and Light Co., 3.250%, 12/01/2024	3,517,843	0.2
289,000	(1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	229,741	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

2,802,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,692,377	0.1
411,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	390,454	0.0
2,745,000		Mississippi Power Co., 4.250%, 03/15/2042	2,203,438	0.1
266,000		Mississippi Power Co., 4.750%, 10/15/2041	222,343	0.0
830,000	(1)	Monongahela Power Co., 3.550%, 05/15/2027	765,414	0.0
188,000	(1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	166,527	0.0
1,490,000		National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	1,228,999	0.1
616,000		National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	501,281	0.0
825,000	(2)	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	756,333	0.0
1,507,000	(3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	1,371,396	0.1
1,750,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	1,520,980	0.1
863,000		NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	715,381	0.0
335,000		NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	261,180	0.0
1,215,000	(3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	955,093	0.1
780,000		NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	769,329	0.0
421,000		NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	402,549	0.0
764,000		NiSource, Inc., 5.950%, 06/15/2041	736,633	0.0
526,000		NSTAR Electric Co., 1.950%, 08/15/2031	411,696	0.0
648,000		Oglethorpe Power Corp., 3.750%, 08/01/2050	456,491	0.0
1,185,000	(1)	Oncor Electric Delivery Co. LLC, 4.550%, 09/15/2032	1,141,580	0.1
1,107,000		ONE Gas, Inc., 1.100%, 03/11/2024	1,060,599	0.1
436,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	294,140	0.0
629,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	418,950	0.0
583,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	412,639	0.0
465,000		PECO Energy Co., 4.150%, 10/01/2044	387,627	0.0
268,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	178,627	0.0
1,176,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	917,108	0.0
1,331,000	(3)	Sempra Energy, 4.125%, 04/01/2052	1,049,130	0.1
1,315,000	(3)	Sempra Energy, 4.875%, 12/31/2199	1,226,238	0.1
1,570,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	1,278,040	0.1
1,346,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,062,613	0.1
1,481,000	(3)	Southern Co/The, 3.750%, 09/15/2051	1,204,631	0.1
1,280,000	(3)	Southern Co/The, 4.000%, 01/15/2051	1,150,336	0.1
780,000		Southern Co/The, 5.113%, 08/01/2027	760,440	0.0
160,000		Southwest Gas Corp., 4.050%, 03/15/2032	134,609	0.0
1,499,000		Southwestern Electric Power Co., 1.650%, 03/15/2026	1,323,218	0.1
580,000		Tampa Electric Co., 4.350%, 05/15/2044	477,615	0.0
998,000		Union Electric Co., 3.900%, 09/15/2042	801,666	0.0
850,000	(1)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	826,676	0.0
711,000		Washington Gas Light Co., 3.650%, 09/15/2049	524,947	0.0
1,683,000		WEC Energy Group, Inc., 1.375%, 10/15/2027	1,388,708	0.1
396,000		WEC Energy Group, Inc., 2.200%, 12/15/2028	327,630	0.0
197,000	(2)	WEC Energy Group, Inc., 5.000%, 09/27/2025	196,432	0.0
276,000	(2)	WEC Energy Group, Inc., 5.150%, 10/01/2027	273,832	0.0
861,000	(2)	Wisconsin Electric Power Co., 1.700%, 06/15/2028	721,132	0.0
		73,722,993		3.0

	Total Corporate Bonds/Notes
	(Cost $649,266,178)		552,704,723	22.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.8%
1,044,549		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	773,242	0.0
1,262,932		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	1,071,333	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

219,024	(4)	Alternative Loan Trust 2005-J3 2A2, 1.916%, (-1.000*US0001M + 5.000%), 05/25/2035	7,421	0.0
1,115,877		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	547,964	0.0
1,549,281		Alternative Loan Trust 2007-23CB A3, 3.584%, (US0001M + 0.500%), 09/25/2037	709,218	0.0
70,976		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	59,235	0.0
488,095	(3)	Bear Stearns ALT-A Trust 2005-10 22A1, 3.133%, 01/25/2036	462,196	0.0
228,394	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.999%, 05/25/2035	216,516	0.0
772,732	(3)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.479%, 11/25/2036	485,912	0.0
892,095	(3)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.542%, 11/25/2036	508,091	0.0
3,586	(3)	Bear Stearns ARM Trust 2005-12 13A1, 3.938%, 02/25/2036	3,166	0.0
1,750,723		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 3.274%, (US0001M + 0.190%), 01/25/2037	1,530,884	0.1
88,972	(3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.432%, 01/26/2036	69,055	0.0
3,300,000	(1)	Bellemeade RE 2021-3 A M1C Ltd., 3.831%, (SOFR30A + 1.550%), 09/25/2031	2,941,901	0.1
127,036	(3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 2.885%, 12/25/2035	117,081	0.0
1,355,119	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.778%, 11/25/2034	1,279,688	0.1
11,893	(3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 2.522%, 02/20/2035	11,887	0.0
12,393		CHL Mortgage Pass-Through Trust 2005-2 2A3, 3.764%, (US0001M + 0.680%), 03/25/2035	11,005	0.0
1,429,578	(1),(3)	CIM Trust 2020-J1 B3, 3.447%, 07/25/2050	1,120,152	0.1
503,111		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	421,068	0.0
715,867	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.878%, 09/25/2037	648,504	0.0
685,726	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	639,188	0.0
21,747	(3)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 3.810%, 08/25/2035	21,228	0.0
1,054,022		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	1,005,172	0.0
187,079		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	166,708	0.0
2,700,000	(1)	Connecticut Avenue Securities Trust 2020-R02 2B1, 6.084%, (US0001M + 3.000%), 01/25/2040	2,415,258	0.1
633,216	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 5.084%, (US0001M + 2.000%), 01/25/2040	621,070	0.0
1,500,000	(1)	Connecticut Avenue Securities Trust 2021-R01 1B1, 5.381%, (SOFR30A + 3.100%), 10/25/2041	1,364,141	0.1
1,500,000	(1)	Connecticut Avenue Securities Trust 2021-R03 1B1, 5.031%, (SOFR30A + 2.750%), 12/25/2041	1,276,017	0.1
8,600,000	(1)	Connecticut Avenue Securities Trust 2022-R01 1B1, 5.431%, (SOFR30A + 3.150%), 12/25/2041	7,461,381	0.3
718,812		Countrywide Alternative Loan Trust 2005-53T2 2A6, 3.584%, (US0001M + 0.500%), 11/25/2035	373,809	0.0
110,349	(3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 3.103%, 07/19/2044	101,205	0.0
1,500,000	(1)	Eagle RE 2021-2 M1C Ltd., 5.731%, (SOFR30A + 3.450%), 04/25/2034	1,452,394	0.1
800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 6.734%, (US0001M + 3.650%), 02/25/2040	785,141	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	991,156	0.0
12,874,639		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	12,690,242	0.5

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

735,828		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	673,941	0.0
15,422,913	(4)	Fannie Mae 2016-82 SD, 2.966%, (-1.000*US0001M + 6.050%), 11/25/2046	1,389,276	0.1
544,879		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	538,397	0.0
1,155,091		Fannie Mae Connecticut Avenue Securities, 8.784%, (US0001M + 5.700%), 04/25/2028	1,197,502	0.1
924,385		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 7.084%, (US0001M + 4.000%), 05/25/2025	939,056	0.0
2,894,893		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 8.634%, (US0001M + 5.550%), 04/25/2028	2,966,365	0.1
4,010,173		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.934%, (US0001M + 2.850%), 11/25/2029	4,038,967	0.2
4,442,180		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 5.584%, (US0001M + 2.500%), 05/25/2030	4,438,504	0.2
3,804,228		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 5.084%, (US0001M + 2.000%), 03/25/2031	3,765,291	0.2
2,162,716		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 5.184%, (US0001M + 2.100%), 03/25/2031	2,123,589	0.1
215,972	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 5.534%, (US0001M + 2.450%), 07/25/2031	215,612	0.0
566,804	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 5.134%, (US0001M + 2.050%), 01/25/2040	558,938	0.0
237,081	(4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	37,631	0.0
224,839	(4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	33,440	0.0
1,735		Fannie Mae REMIC Trust 1994-77 FB, 4.584%, (US0001M + 1.500%), 04/25/2024	1,744	0.0
159,487		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	160,685	0.0
11,529		Fannie Mae REMIC Trust 2002-21 FC, 3.984%, (US0001M + 0.900%), 04/25/2032	11,613	0.0
517,289	(4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	100,199	0.0
24,728		Fannie Mae REMIC Trust 2004-11 A, 3.204%, (US0001M + 0.120%), 03/25/2034	24,642	0.0
246,878		Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	251,177	0.0
130,171		Fannie Mae REMIC Trust 2005-74 DK, 11.664%, (-4.000*US0001M + 24.000%), 07/25/2035	134,099	0.0
2,509,848	(4)	Fannie Mae REMIC Trust 2005-92 SC, 3.596%, (-1.000*US0001M + 6.680%), 10/25/2035	231,709	0.0
131,514		Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	135,431	0.0
514,660		Fannie Mae REMIC Trust 2006-104 ES, 18.030%, (-5.000*US0001M + 33.450%), 11/25/2036	698,335	0.0
2,859,339	(4)	Fannie Mae REMIC Trust 2006-12 SD, 3.666%, (-1.000*US0001M + 6.750%), 10/25/2035	217,272	0.0
1,425,536	(4)	Fannie Mae REMIC Trust 2006-123 UI, 3.656%, (-1.000*US0001M + 6.740%), 01/25/2037	192,127	0.0
244,645	(4)	Fannie Mae REMIC Trust 2006-72 HS, 3.616%, (-1.000*US0001M + 6.700%), 08/25/2026	8,504	0.0
370,287		Fannie Mae REMIC Trust 2007-73 A1, 2.426%, (US0001M + 0.060%), 07/25/2037	362,350	0.0
238,450		Fannie Mae REMIC Trust 2008-20 SP, 7.790%, (-2.500*US0001M + 15.500%), 03/25/2038	256,440	0.0
1,244,356		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,222,926	0.1
4,185,284	(4)	Fannie Mae REMIC Trust 2010-102 SB, 3.516%, (-1.000*US0001M + 6.600%), 09/25/2040	466,641	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

1,344,050	(4)	Fannie Mae REMIC Trust 2010-116 SE, 3.516%, (-1.000*US0001M + 6.600%), 10/25/2040	128,207	0.0
3,765,492	(4)	Fannie Mae REMIC Trust 2010-123 SL, 2.986%, (-1.000*US0001M + 6.070%), 11/25/2040	290,607	0.0
2,015,316	(4)	Fannie Mae REMIC Trust 2010-55 AS, 3.336%, (-1.000*US0001M + 6.420%), 06/25/2040	202,112	0.0
3,787,725		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	3,771,290	0.2
477,569		Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	482,536	0.0
1,617,083	(4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	161,908	0.0
328,537	(4)	Fannie Mae REMIC Trust 2012-10 US, 3.366%, (-1.000*US0001M + 6.450%), 02/25/2042	37,693	0.0
121,542		Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	119,691	0.0
4,604,822	(4)	Fannie Mae REMIC Trust 2012-113 SG, 3.016%, (-1.000*US0001M + 6.100%), 10/25/2042	512,227	0.0
3,231,109	(4)	Fannie Mae REMIC Trust 2012-122 SB, 3.066%, (-1.000*US0001M + 6.150%), 11/25/2042	361,762	0.0
1,540,808	(4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	100,257	0.0
765,285		Fannie Mae REMIC Trust 2012-131 BS, 2.323%, (-1.200*US0001M + 5.400%), 12/25/2042	596,457	0.0
5,156,959	(4)	Fannie Mae REMIC Trust 2012-137 SN, 3.016%, (-1.000*US0001M + 6.100%), 12/25/2042	512,594	0.0
410,887	(4)	Fannie Mae REMIC Trust 2012-15 SP, 3.536%, (-1.000*US0001M + 6.620%), 06/25/2040	5,224	0.0
814,909	(4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	118,205	0.0
4,773,511	(4)	Fannie Mae REMIC Trust 2013-60 DS, 3.116%, (-1.000*US0001M + 6.200%), 06/25/2033	383,353	0.0
5,149,349	(4)	Fannie Mae REMIC Trust 2013-9 DS, 3.066%, (-1.000*US0001M + 6.150%), 02/25/2043	623,325	0.0
11,682,694	(4)	Fannie Mae REMIC Trust 2013-9 SA, 3.066%, (-1.000*US0001M + 6.150%), 03/25/2042	704,624	0.0
12,161,469	(4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	2,494,141	0.1
2,220,520	(4)	Fannie Mae REMICS 2005-66 SY, 3.616%, (-1.000*US0001M + 6.700%), 07/25/2035	240,081	0.0
3,543,560	(4)	Fannie Mae REMICS 2006-120 QD, 1.616%, (-1.000*US0001M + 4.700%), 10/25/2036	114,957	0.0
1,614,730	(4)	Fannie Mae REMICS 2006-59 XS, 4.116%, (-1.000*US0001M + 7.200%), 07/25/2036	160,910	0.0
1,764,840	(4)	Fannie Mae REMICS 2007-53 SX, 3.016%, (-1.000*US0001M + 6.100%), 06/25/2037	199,961	0.0
2,706,734	(4)	Fannie Mae REMICS 2010-112 PI, 6.000%, 10/25/2040	570,324	0.0
10,286,001	(4)	Fannie Mae REMICS 2010-139 SA, 2.946%, (-1.000*US0001M + 6.030%), 12/25/2040	942,505	0.0
563,511		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	564,583	0.0
53,465		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	48,736	0.0
1,464,094	(4)	Fannie Mae REMICS 2011-149 ES, 2.916%, (-1.000*US0001M + 6.000%), 07/25/2041	66,084	0.0
1,334,615		Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	1,315,746	0.1
8,310,815	(4)	Fannie Mae REMICS 2012-19 S, 2.866%, (-1.000*US0001M + 5.950%), 03/25/2042	830,658	0.0
16,665,800	(4)	Fannie Mae REMICS 2016-2 IO, 5.500%, 02/25/2046	2,767,841	0.1
6,360,804	(4)	Fannie Mae REMICS 2016-62 SC, 2.916%, (-1.000*US0001M + 6.000%), 09/25/2046	763,564	0.0
25,511,982	(4)	Fannie Mae REMICS 2016-88 CS, 2.966%, (-1.000*US0001M + 6.050%), 12/25/2046	2,254,315	0.1
6,947,450	(4)	Fannie Mae REMICS 2016-93 SL, 3.566%, (-1.000*US0001M + 6.650%), 12/25/2046	565,039	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

1,052,502		Fannie Mae REMICS 2016-97 PA, 3.000%, 12/25/2044	998,142	0.0
8,129,908	(4)	Fannie Mae REMICS 2017-23 IO, 6.000%, 04/25/2047	1,717,279	0.1
1,197,728		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	1,082,242	0.1
3,978,869		Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	3,773,191	0.2
221,955		Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	202,121	0.0
3,780,257	(4)	Fannie Mae REMICS 2018-43 SE, 3.166%, (-1.000*US0001M + 6.250%), 09/25/2038	339,522	0.0
564,588		Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	516,037	0.0
6,768,475	(4)	Fannie Mae REMICS 2019-18 SA, 2.966%, (-1.000*US0001M + 6.050%), 05/25/2049	581,443	0.0
5,638,985	(4)	Fannie Mae REMICS 2019-25 PS, 2.966%, (-1.000*US0001M + 6.050%), 06/25/2049	593,594	0.0
15,856,491	(4)	Fannie Mae REMICS 2019-33 PS, 2.966%, (-1.000*US0001M + 6.050%), 07/25/2049	1,807,451	0.1
10,509,342	(4)	Fannie Mae REMICS 2020-94 SC, 2.866%, (-1.000*US0001M + 5.950%), 07/25/2050	1,183,730	0.1
19,237,406	(4)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	3,787,782	0.2
7,117,521		Fannie Mae REMICS 2022-5 CZ, 2.500%, 02/25/2052	4,522,410	0.2
128,669	(3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 3.605%, 03/25/2035	83,846	0.0
72,761	(3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 2.684%, 02/25/2036	63,412	0.0
19,356	(3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 3.875%, 08/25/2035	13,781	0.0
1,340,357	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 3.957%, 03/25/2048	1,146,859	0.1
1,876,500	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 3.957%, 03/25/2048	1,588,814	0.1
1,629,553	(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.012%, 04/25/2048	1,382,804	0.1
2,940,374	(4)	Freddie Mac 2815 GS, 3.182%, (-1.000*US0001M + 6.000%), 03/15/2034	221,964	0.0
107,582		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	110,042	0.0
107,777		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	109,774	0.0
54,644		Freddie Mac REMIC Trust 2411 FJ, 3.168%, (US0001M + 0.350%), 12/15/2029	54,244	0.0
68,485		Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	70,097	0.0
4,102		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	4,098	0.0
163,155		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	166,620	0.0
68,183		Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	69,776	0.0
150,403	(4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	29,490	0.0
200,592		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	203,630	0.0
622,937		Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	623,740	0.0
421,740		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	422,274	0.0
533,198		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	535,579	0.0
3,397,235	(4)	Freddie Mac REMIC Trust 3045 DI, 3.912%, (-1.000*US0001M + 6.730%), 10/15/2035	312,765	0.0
339,275	(4)	Freddie Mac REMIC Trust 3064 SP, 3.782%, (-1.000*US0001M + 6.600%), 03/15/2035	2,938	0.0
232,604		Freddie Mac REMIC Trust 3065 DC, 11.407%, (-3.000*US0001M + 19.860%), 03/15/2035	238,320	0.0
336,425	(4)	Freddie Mac REMIC Trust 3102 IS, 14.235%, (-3.667*US0001M + 24.567%), 01/15/2036	87,698	0.0
1,747,953		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	1,760,480	0.1
1,070,271	(4)	Freddie Mac REMIC Trust 3170 SA, 3.782%, (-1.000*US0001M + 6.600%), 09/15/2033	92,142	0.0
504,258	(4)	Freddie Mac REMIC Trust 3171 PS, 3.667%, (-1.000*US0001M + 6.485%), 06/15/2036	37,781	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

805,022		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	808,489	0.0
207,631	(3),(4)	Freddie Mac REMIC Trust 3524 LA, 4.988%, 03/15/2033	199,496	0.0
41,359		Freddie Mac REMIC Trust 3556 NT, 5.918%, (US0001M + 3.100%), 03/15/2038	42,009	0.0
3,819,030	(4)	Freddie Mac REMIC Trust 3589 SB, 3.382%, (-1.000*US0001M + 6.200%), 10/15/2039	361,957	0.0
486,138	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	61,758	0.0
3,861,125		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	3,946,689	0.2
1,309,148		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	1,361,649	0.1
674,926		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	677,738	0.0
699,493		Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	661,759	0.0
2,741,854	(4)	Freddie Mac REMIC Trust 3856 KS, 3.732%, (-1.000*US0001M + 6.550%), 05/15/2041	278,832	0.0
1,028,951		Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,010,450	0.1
514,589	(4)	Freddie Mac REMIC Trust 3925 SD, 3.232%, (-1.000*US0001M + 6.050%), 07/15/2040	18,264	0.0
1,821,276	(4)	Freddie Mac REMIC Trust 3925 SL, 3.232%, (-1.000*US0001M + 6.050%), 01/15/2041	53,546	0.0
7,301,951	(4)	Freddie Mac REMIC Trust 3951 SN, 3.732%, (-1.000*US0001M + 6.550%), 11/15/2041	859,408	0.0
433,020		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	426,341	0.0
1,061,034		Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	1,138,351	0.1
31,023	(4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	138	0.0
980,603	(4)	Freddie Mac REMIC Trust 4094 YS, 3.882%, (-1.000*US0001M + 6.700%), 04/15/2040	15,848	0.0
3,883,077	(4)	Freddie Mac REMIC Trust 4102 MS, 3.782%, (-1.000*US0001M + 6.600%), 09/15/2042	498,756	0.0
477,871	(4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	74,627	0.0
3,656,550		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	3,415,710	0.1
22,166,885		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	21,816,262	0.9
4,854,453	(4)	Freddie Mac REMIC Trust 4313 SD, 3.332%, (-1.000*US0001M + 6.150%), 03/15/2044	430,408	0.0
7,404,107	(4)	Freddie Mac REMIC Trust 4313 SE, 3.332%, (-1.000*US0001M + 6.150%), 03/15/2044	670,071	0.0
295,833	(4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	10,545	0.0
761,577	(4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	112,094	0.0
8,215,710		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	7,857,613	0.3
2,190,311	(4)	Freddie Mac REMIC Trust 4346 ST, 3.382%, (-1.000*US0001M + 6.200%), 07/15/2039	89,872	0.0
12,694,930		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	12,102,826	0.5
2,205,918	(4)	Freddie Mac REMIC Trust 4386 LS, 3.282%, (-1.000*US0001M + 6.100%), 09/15/2044	225,996	0.0
5,142,190	(4)	Freddie Mac REMICS 3284 CI, 3.302%, (-1.000*US0001M + 6.120%), 03/15/2037	449,817	0.0
2,208,714	(4)	Freddie Mac REMICS 3311 IC, 3.592%, (-1.000*US0001M + 6.410%), 05/15/2037	237,628	0.0
4,946,986	(4)	Freddie Mac REMICS 3510 IC, 3.262%, (-1.000*US0001M + 6.080%), 08/15/2037	438,339	0.0
2,304,581	(4)	Freddie Mac REMICS 3575 ST, 3.782%, (-1.000*US0001M + 6.600%), 04/15/2039	258,551	0.0
7,555,002	(4)	Freddie Mac REMICS 3702 SB, 1.682%, (-1.000*US0001M + 4.500%), 08/15/2040	326,539	0.0
8,916,699	(4)	Freddie Mac REMICS 4139 CS, 3.332%, (-1.000*US0001M + 6.150%), 12/15/2042	1,056,272	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

2,351,249	(4)	Freddie Mac REMICS 4465 MI, 5.000%, 03/15/2041	413,918	0.0
7,311,840	(4)	Freddie Mac REMICS 4675 KS, 3.182%, (-1.000*US0001M + 6.000%), 04/15/2047	812,882	0.0
1,725,109		Freddie Mac REMICS 4753 VZ, 3.000%, 12/15/2047	1,310,712	0.1
1,610,102		Freddie Mac REMICS 4755 Z, 3.000%, 02/15/2048	1,369,375	0.1
15,690,068		Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	13,801,348	0.6
839,076		Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	796,636	0.0
18,008,278	(4)	Freddie Mac REMICS 4901 BS, 3.016%, (-1.000*US0001M + 6.100%), 07/25/2049	1,596,047	0.1
36,697,807	(4)	Freddie Mac REMICS 5072 IU, 2.500%, 02/25/2051	5,335,215	0.2
30,998,690	(4)	Freddie Mac REMICS 5077 LI, 3.000%, 02/25/2051	4,756,272	0.2
19,142,493	(4)	Freddie Mac REMICS 5118 LI, 3.000%, 06/25/2041	2,275,340	0.1
14,777,095	(4)	Freddie Mac REMICS 5124 IQ, 3.500%, 07/25/2051	2,690,705	0.1
24,705,578	(4)	Freddie Mac REMICS 5171 DI, 3.000%, 12/25/2051	4,433,851	0.2
26,728,518	(4)	Freddie Mac REMICS 5211 IH, 3.500%, 04/25/2052	4,161,646	0.2
9,365,898		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	8,981,197	0.4
2,000,000	(1)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 5.681%, (SOFR30A + 3.400%), 10/25/2041	1,796,239	0.1
2,550,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 4.381%, (SOFR30A + 2.100%), 09/25/2041	2,152,616	0.1
5,000,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 6.031%, (SOFR30A + 3.750%), 12/25/2041	4,401,133	0.2
2,400,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 4.631%, (SOFR30A + 2.350%), 12/25/2041	2,049,575	0.1
4,000,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 5.681%, (SOFR30A + 3.400%), 01/25/2042	3,480,829	0.2
2,500,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 4.781%, (SOFR30A + 2.500%), 01/25/2042	2,186,867	0.1
1,800,000	(1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 7.531%, (SOFR30A + 5.250%), 03/25/2042	1,664,692	0.1
1,400,000	(1)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 7.631%, (SOFR30A + 5.350%), 08/25/2042	1,297,790	0.1
338,194	(3),(4)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	60,234	0.0
8,961,192	(3),(4)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	1,176,391	0.1
7,805,031	(3),(4)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	1,159,156	0.1
2,950,778	(3),(4)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	489,144	0.0
8,127,419	(4)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	470,328	0.0
5,636,010	(4)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	485,924	0.0
7,423,139	(4)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	712,064	0.0
5,169,129	(4)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	383,165	0.0
8,511,718	(4)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	607,308	0.0
7,091,592	(4)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	503,136	0.0
7,581,771	(4)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	658,929	0.0
4,789,981	(4)	Freddie Mac Strips Series 311 S1, 3.132%, (-1.000*US0001M + 5.950%), 08/15/2043	516,017	0.0
2,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 4.581%, (SOFR30A + 2.300%), 08/25/2033	1,939,895	0.1
1,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 5.931%, (SOFR30A + 3.650%), 11/25/2041	884,465	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

2,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M2, 8.281%, (SOFR30A + 6.000%), 07/25/2042	1,921,566	0.1
269,343		Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	283,830	0.0
1,693,853		Freddie Mac Structured Pass Through Certificates T-62 1A1, 2.304%, (12MTA + 1.200%), 10/25/2044	1,722,683	0.1
7,218		Freddie Mac-Ginnie Mae Series 27 FC, 4.125%, (PRIME + (1.375)%), 03/25/2024	7,137	0.0
6,256,651	(4)	Ginnie Mae 2007-35 KY, 3.511%, (-1.000*US0001M + 6.450%), 06/16/2037	672,522	0.0
497,479		Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	454,874	0.0
438,824		Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	397,214	0.0
183,265		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	161,381	0.0
135,310		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	121,595	0.0
29,448,718	(4)	Ginnie Mae 2019-143 SC, 3.036%, (-1.000*US0001M + 6.050%), 04/20/2046	3,254,686	0.1
29,328,179	(4)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	4,986,873	0.2
12,574,186	(4)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,714,611	0.1
451,089	(4)	Ginnie Mae Series 2005-7 AH, 3.831%, (-1.000*US0001M + 6.770%), 02/16/2035	37,725	0.0
213,425		Ginnie Mae Series 2007-8 SP, 12.276%, (-3.242*US0001M + 22.048%), 03/20/2037	254,330	0.0
1,296,681	(4)	Ginnie Mae Series 2008-35 SN, 3.386%, (-1.000*US0001M + 6.400%), 04/20/2038	109,905	0.0
677,524	(4)	Ginnie Mae Series 2008-40 PS, 3.561%, (-1.000*US0001M + 6.500%), 05/16/2038	56,862	0.0
5,384,564	(4)	Ginnie Mae Series 2009-106 SU, 3.186%, (-1.000*US0001M + 6.200%), 05/20/2037	521,199	0.0
1,822,427	(4)	Ginnie Mae Series 2009-25 KS, 3.186%, (-1.000*US0001M + 6.200%), 04/20/2039	189,253	0.0
849,182		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	846,267	0.0
936,806		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	933,307	0.0
9,149,223		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	9,100,270	0.4
1,056,444	(4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	99,540	0.0
1,142,951	(4)	Ginnie Mae Series 2010-116 NS, 3.711%, (-1.000*US0001M + 6.650%), 09/16/2040	90,594	0.0
3,534,871	(4)	Ginnie Mae Series 2010-116 SK, 3.606%, (-1.000*US0001M + 6.620%), 08/20/2040	335,376	0.0
3,787,626	(4)	Ginnie Mae Series 2010-149 HS, 3.161%, (-1.000*US0001M + 6.100%), 05/16/2040	105,929	0.0
1,380,490	(4)	Ginnie Mae Series 2010-4 SP, 3.561%, (-1.000*US0001M + 6.500%), 01/16/2039	51,414	0.0
1,656,398		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	1,633,581	0.1
578,246	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	38,050	0.0
1,142,971	(4)	Ginnie Mae Series 2010-68 MS, 2.836%, (-1.000*US0001M + 5.850%), 06/20/2040	101,693	0.0
2,842,117	(4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	609,542	0.0
905,042	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	33,314	0.0
55,058	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	771	0.0
20,579		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	21,200	0.0
2,775,743	(4)	Ginnie Mae Series 2011-80 KS, 3.656%, (-1.000*US0001M + 6.670%), 06/20/2041	339,709	0.0
66,644	(4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	5,107	0.0
5,821,545	(4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	996,207	0.0
5,251,935	(4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	1,183,403	0.1
4,755,552		Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	4,502,049	0.2
4,677,199	(4)	Ginnie Mae Series 2014-3 SU, 3.036%, (-1.000*US0001M + 6.050%), 07/20/2039	435,751	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

5,907,838	(4)	Ginnie Mae Series 2014-55 MS, 3.261%, (-1.000*US0001M + 6.200%), 04/16/2044	607,703	0.0
4,451,269	(4)	Ginnie Mae Series 2014-56 SP, 3.261%, (-1.000*US0001M + 6.200%), 12/16/2039	335,104	0.0
5,501,625	(4)	Ginnie Mae Series 2014-58 CS, 2.661%, (-1.000*US0001M + 5.600%), 04/16/2044	371,329	0.0
7,238,917	(4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	1,444,364	0.1
2,597,970	(4)	Ginnie Mae Series 2014-99 S, 2.586%, (-1.000*US0001M + 5.600%), 06/20/2044	239,706	0.0
1,302,189		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	1,227,131	0.1
1,490,641		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	1,418,232	0.1
24,777,275	(4)	Ginnie Mae Series 2019-145 LS, 0.462%, (-1.000*US0001M + 2.830%), 11/20/2049	311,797	0.0
226,795	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	216,274	0.0
1,348		GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	1,254	0.0
33,918		HarborView Mortgage Loan Trust 2005-2 2A1A, 3.433%, (US0001M + 0.440%), 05/19/2035	30,789	0.0
117,951		HomeBanc Mortgage Trust 2004-1 2A, 3.944%, (US0001M + 0.860%), 08/25/2029	112,887	0.0
1,707,783		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 3.504%, (US0001M + 0.420%), 02/25/2046	1,281,412	0.1
3,967	(3)	JP Morgan Mortgage Trust 2005-A1 6T1, 2.650%, 02/25/2035	3,744	0.0
44,231	(3)	JP Morgan Mortgage Trust 2007-A1 5A5, 2.612%, 07/25/2035	43,326	0.0
1,524,052	(1),(3)	JP Morgan Mortgage Trust 2017-4 B2, 3.875%, 11/25/2048	1,310,171	0.1
987,629	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.777%, 12/25/2048	835,047	0.0
1,519,574	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.616%, 06/25/2048	1,287,018	0.1
1,519,574	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.616%, 06/25/2048	1,282,506	0.1
1,879,164	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.616%, 06/25/2048	1,630,827	0.1
1,348,811	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.715%, 09/25/2048	1,140,966	0.1
1,215,915	(1),(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.715%, 10/25/2048	1,040,956	0.1
1,887,056	(1),(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.400%, 03/25/2050	1,554,081	0.1
23,460	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	23,176	0.0
1,376,678	(1),(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.514%, 03/25/2051	1,082,364	0.1
1,827,330	(1),(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.514%, 03/25/2051	1,388,249	0.1
1,199,013,213	(1),(4)	L Street Securities 2017-PM1 XIO, 0.010%, 10/25/2048	1,631,557	0.1
6,532,294	(4)	Lehman Mortgage Trust 2006-9 2A5, 3.536%, (-1.000*US0001M + 6.620%), 01/25/2037	622,459	0.0
38,365	(3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 2.873%, 05/25/2033	37,320	0.0
14,307		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 3.584%, (US0001M + 0.250%), 11/25/2035	13,542	0.0
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 4.884%, (US0001M + 1.800%), 09/25/2035	2,063,771	0.1
1,330,860		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	808,227	0.0
6,500,000	(1)	Mortgage Insurance-Linked Notes 2021-3 M1B, 5.181%, (SOFR30A + 2.900%), 02/25/2034	6,205,535	0.3
1,350,680	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,253,094	0.1
12,801	(1),(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	12,174	0.0
2,900,000	(1)	Oaktown Re VII Ltd. 2021-2 M1C, 5.631%, (SOFR30A + 3.350%), 04/25/2034	2,703,084	0.1
390,812		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	322,921	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

1,239		RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,166	0.0
1,615,901		Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	1,584,454	0.1
694,212		Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	625,363	0.0
909,922		Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	817,326	0.0
706,846		Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	634,676	0.0
739,478		Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	665,880	0.0
455,818		Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	410,661	0.0
191,238		Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	172,289	0.0
34,381		Sequoia Mortgage Trust 2003-4 2A1, 3.693%, (US0001M + 0.350%), 07/20/2033	32,204	0.0
12,883	(3)	Sequoia Mortgage Trust 2005-4 2A1, 3.348%, 04/20/2035	12,867	0.0
643,368	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.780%, 05/25/2045	532,952	0.0
774,636	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.722%, 07/25/2045	572,683	0.0
139,522	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	130,652	0.0
1,989,008	(1),(3)	Sequoia Mortgage Trust 2020-3 B3, 3.325%, 04/25/2050	1,518,950	0.1
698,000	(1),(3)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	616,452	0.0
29,069	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 3.588%, 08/25/2035	25,900	0.0
587,809	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 3.391%, 04/25/2035	549,999	0.0
108,213		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 3.493%, (US0001M + 0.250%), 07/19/2035	101,785	0.0
57,501		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 3.493%, (US0001M + 0.250%), 07/19/2035	52,949	0.0
140,426	(3)	Thornburg Mortgage Securities Trust 2006-5 A1, 3.480%, 10/25/2046	135,149	0.0
3,943		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 2.119%, (COF 11 + 1.250%), 02/27/2034	3,724	0.0
12,523		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 2.504%, (12MTA + 1.400%), 08/25/2042	11,736	0.0
19,018		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 3.724%, (US0001M + 0.640%), 01/25/2045	17,765	0.0
420,926	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.889%, 10/25/2036	390,510	0.0
227,208		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.152%, (COF 11 + 1.048%), 07/25/2046	197,077	0.0
32,912,457	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.004%, 08/25/2045	37,298	0.0
896,437		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 4.064%, (US0001M + 0.490%), 10/25/2045	841,412	0.0
443,199	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.162%, 10/25/2036	409,997	0.0
743,263	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.430%, 12/25/2036	659,242	0.0
1,478,623	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.676%, 08/25/2046	1,345,020	0.1
1,351,345	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.389%, 07/25/2037	1,264,444	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

1,625,479		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,325,915	0.1
145,201		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	133,675	0.0
1,241,745		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 3.284%, (US0001M + 0.200%), 12/25/2036	698,815	0.0
836,045		Wells Fargo Alternative Loan 2007-PA2 2A1, 3.514%, (US0001M + 0.430%), 06/25/2037	676,486	0.0
54,252	(3)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 3.069%, 05/25/2035	54,123	0.0
170,879	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.873%, 04/25/2036	162,314	0.0
583,769	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.756%, 08/20/2045	502,931	0.0

		Commercial Mortgage-Backed Securities: 0.1%
1,000,000	(1)	Connecticut Avenue Securities Trust 2022-R08 1B1, 7.905%, (SOFR30A + 5.600%), 07/25/2042	944,080	0.0
4,839,595	(4)	Freddie Mac REMICS 5015 EI, 4.500%, 09/25/2050	1,027,541	0.1
5,030,291	(4)	Freddie Mac Strips 228 IO, 6.000%, 02/01/2035	940,824	0.0
			2,912,445	0.1

	Total Collateralized Mortgage Obligations
	(Cost $427,763,184)		364,171,853	14.8

MUNICIPAL BONDS: 0.1%
		California: 0.1%
500,000		California State University, 6.434%, 11/01/2030	537,805	0.1
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	227,541	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	374,307	0.0
200,000		Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	216,073	0.0
300,000		Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	343,205	0.0

	Total Municipal Bonds
	(Cost $1,500,000)		1,698,931	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 27.6%
		Federal Home Loan Mortgage Corporation: 2.4%(5)
10,442		2.375%, (H15T1Y + 2.250%),11/01/2035	10,649	0.0
664,729		2.500%,05/01/2030	616,907	0.0
341,934		2.500%,05/01/2030	318,086	0.0
772,629		2.500%,06/01/2030	716,965	0.0
163		2.576%, (H15T1Y + 2.210%),06/01/2024	161	0.0
1,798		2.602%, (H15T1Y + 2.250%),03/01/2036	1,827	0.0
4,282		2.904%, (H15T1Y + 2.250%),11/01/2031	4,210	0.0
2,569,655		3.000%,03/01/2045	2,299,527	0.1
1,908,751		3.000%,03/01/2045	1,705,305	0.1
2,246,898		3.000%,04/01/2045	2,007,885	0.1
2,086,973		3.000%,04/01/2045	1,864,536	0.1
5,089,118		3.000%,10/01/2046	4,553,927	0.2
3,961,205		3.000%,10/01/2046	3,528,024	0.2
5,551,636		3.000%,03/01/2048	4,946,824	0.2
2,378		3.250%, (H15T1Y + 2.250%),04/01/2032	2,352	0.0
37,115		3.388%, (US0012M + 1.345%),09/01/2035	37,439	0.0
263,279		3.480%, (US0012M + 1.721%),06/01/2035	268,341	0.0
796,713		3.500%,08/01/2042	733,340	0.0
2,039,655		3.500%,03/01/2045	1,877,338	0.1
355,583		3.500%,04/01/2045	327,286	0.0
826,231		3.500%,05/01/2045	760,471	0.0
479,243		3.500%,06/01/2045	441,102	0.0
492,249		3.500%,07/01/2045	453,084	0.0
560,169		3.500%,07/01/2045	515,617	0.0
272,189		3.500%,08/01/2045	250,099	0.0
891,210		3.500%,08/01/2045	820,339	0.0
598,914		3.500%,08/01/2045	551,244	0.0
518,525		3.500%,08/01/2045	477,288	0.0
425,348		3.500%,08/01/2045	390,795	0.0
679,072		3.500%,09/01/2045	625,023	0.0
261,201		3.500%,09/01/2045	240,437	0.0
933,174		3.500%,09/01/2045	857,351	0.1
1,060,575		3.500%,11/01/2045	976,205	0.1
3,800,579		3.500%,12/01/2046	3,485,647	0.2
10,152,567		3.500%,03/01/2048	9,331,751	0.4
78,880		3.712%, (H15T1Y + 2.462%),01/01/2029	78,165	0.0
587,777		4.000%,10/01/2041	558,621	0.0
927,577		4.000%,12/01/2041	881,524	0.1
156,487		4.000%,07/01/2045	149,065	0.0
94,001		4.000%,09/01/2045	88,977	0.0
1,701,782		4.000%,09/01/2045	1,618,707	0.1
1,284,652		4.000%,09/01/2045	1,223,104	0.1
944,320		4.000%,09/01/2045	897,637	0.1
729,477		4.000%,05/01/2047	695,235	0.0
205,558		4.000%,11/01/2047	194,863	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

228,970		4.000%,03/01/2048	217,284	0.0
885,967		4.000%,06/01/2048	840,361	0.1
4,098		4.500%,06/01/2039	4,025	0.0
11,367		4.500%,09/01/2040	11,160	0.0
38,734		4.500%,03/01/2041	38,028	0.0
219,015		4.500%,08/01/2041	211,611	0.0
315,593		4.500%,08/01/2041	309,836	0.0
296,656		4.500%,09/01/2041	291,246	0.0
150,348		4.500%,09/01/2041	146,437	0.0
120,325		4.500%,09/01/2041	118,131	0.0
712,722		4.500%,09/01/2041	687,041	0.0
15,649		5.000%,05/01/2028	15,374	0.0
65,553		5.000%,05/01/2035	66,153	0.0
154,956		5.000%,01/01/2041	156,502	0.0
89,170		5.000%,04/01/2041	89,878	0.0
1,687		5.500%,03/01/2023	1,684	0.0
644		5.500%,05/01/2023	642	0.0
6,961		5.500%,03/01/2034	7,182	0.0
1,326		5.500%,05/01/2036	1,334	0.0
47,543		5.500%,06/01/2036	49,149	0.0
5,396		5.500%,12/01/2036	5,585	0.0
26,094		5.500%,03/01/2037	26,273	0.0
6,520		5.500%,04/01/2037	6,749	0.0
40,228		5.500%,05/01/2037	41,638	0.0
71,710		5.500%,07/01/2037	74,224	0.0
15,480		5.500%,09/01/2037	15,442	0.0
8,167		5.500%,10/01/2037	8,454	0.0
24,887		5.500%,11/01/2037	25,759	0.0
21,027		5.500%,12/01/2037	21,684	0.0
75,654		5.500%,12/01/2037	78,306	0.0
5,567		5.500%,01/01/2038	5,741	0.0
5,206		5.500%,01/01/2038	5,389	0.0
51,651		5.500%,02/01/2038	53,461	0.0
70,432		5.500%,02/01/2038	72,902	0.0
47,595		5.500%,03/01/2038	49,262	0.0
61,336		5.500%,04/01/2038	63,486	0.0
47,505		5.500%,05/01/2038	48,178	0.0
5,461		5.500%,05/01/2038	5,652	0.0
39,378		5.500%,06/01/2038	40,309	0.0
134,502		5.500%,06/01/2038	139,218	0.0
125,543		5.500%,07/01/2038	129,944	0.0
6,080		5.500%,08/01/2038	6,192	0.0
25,387		5.500%,08/01/2038	26,274	0.0
29,154		5.500%,09/01/2038	30,172	0.0
28,127		5.500%,10/01/2038	29,113	0.0
24,819		5.500%,10/01/2038	25,689	0.0
100,762		5.500%,11/01/2038	104,295	0.0
2,682		5.500%,11/01/2038	2,776	0.0
6,444		5.500%,12/01/2038	6,670	0.0
10,116		5.500%,12/01/2038	10,470	0.0
22,616		5.500%,01/01/2039	23,406	0.0
47,591		5.500%,03/01/2039	49,260	0.0
18,192		5.500%,07/01/2039	18,622	0.0
12,263		5.500%,12/01/2039	12,693	0.0
81,018		5.500%,03/01/2040	83,858	0.0
53,365		5.500%,08/01/2040	55,229	0.0
36,364		5.500%,08/01/2040	36,262	0.0
26,850		5.500%,08/01/2040	27,747	0.0
235,304		6.000%,09/01/2027	239,681	0.0
4,414		6.000%,02/01/2029	4,497	0.0
5,743		6.000%,05/01/2035	6,046	0.0
241,234		6.000%,03/01/2037	253,998	0.0
1,844		6.000%,05/01/2037	1,951	0.0
25,273		6.000%,07/01/2037	26,620	0.0
30,524		6.000%,08/01/2037	32,139	0.0
6,054		6.000%,08/01/2037	6,292	0.0
163,125		6.000%,09/01/2037	172,024	0.0
473		6.000%,10/01/2037	498	0.0
6,756		6.000%,11/01/2037	7,119	0.0
5,425		6.000%,12/01/2037	5,705	0.0
1,882		6.000%,12/01/2037	1,920	0.0
159,903		6.000%,01/01/2038	169,017	0.0
989		6.000%,04/01/2038	1,046	0.0
6,165		6.000%,06/01/2038	6,337	0.0
347		6.000%,07/01/2038	355	0.0
21,838		6.000%,08/01/2038	22,556	0.0
46,660		6.000%,11/01/2038	49,110	0.0
11,989		6.000%,05/01/2039	12,437	0.0
7,095		6.000%,08/01/2039	7,290	0.0
1,665		6.000%,09/01/2039	1,697	0.0
526,755		6.500%,09/01/2034	547,173	0.0
			58,688,230	2.4

		Federal National Mortgage Association: 0.0%(5)
133,241		1.908%, (US0012M + 1.661%),10/01/2035	131,992	0.0
49,833		1.993%, (US0012M + 1.610%),02/01/2034	49,459	0.0
25,100		2.059%, (12MTA + 1.200%),08/01/2042	25,441	0.0
43,622		2.059%, (12MTA + 1.200%),08/01/2042	44,279	0.0
13,676		2.059%, (12MTA + 1.200%),10/01/2044	13,893	0.0
23,581		2.059%, (12MTA + 1.200%),10/01/2044	23,965	0.0
133,979		2.060%, (US0012M + 1.810%),09/01/2034	135,951	0.0
19,297		2.175%, (US0012M + 1.675%),02/01/2035	19,094	0.0
60,423		2.300%, (H15T1Y + 2.175%),10/01/2035	59,721	0.0
52,010		2.357%, (US0012M + 1.480%),04/01/2035	51,428	0.0
7,202		2.585%, (H15T1Y + 2.210%),04/01/2032	7,041	0.0
23,451		2.704%, (US0006M + 1.373%),09/01/2035	23,016	0.0
1,366		2.740%, (H15T1Y + 2.215%),09/01/2031	1,349	0.0
37,609		3.123%, (US0001M + 1.422%),02/01/2033	37,894	0.0
1,902		3.357%, (COF 11 + 1.251%),05/01/2036	1,906	0.0
326,750		3.619%, (H15T1Y + 1.711%),08/01/2035	324,950	0.0
34,522		3.637%, (US0012M + 1.486%),07/01/2035	34,118	0.0
11,624		3.712%, (US0012M + 1.444%),08/01/2035	11,503	0.0
16,447		3.963%, (COF 11 + 1.926%),12/01/2036	16,760	0.0
			1,013,760	0.0

		Government National Mortgage Association: 5.3%
1,295,974		2.500%,05/20/2051	1,120,262	0.1
4,452,438		2.500%,08/20/2051	3,847,650	0.2
3,632,640		2.500%,09/20/2051	3,137,055	0.1
1,863,736		2.500%,11/20/2051	1,609,181	0.1
3,772,268		2.500%,12/20/2051	3,256,792	0.1
4,878,644		2.500%,04/20/2052	4,201,706	0.2
49,200,000	(6)	2.500%,10/15/2052	42,291,820	1.7
4,390,000	(6)	3.000%,10/15/2052	3,881,206	0.2
2,024,077		3.500%,07/20/2046	1,847,119	0.1
308,608		3.500%,07/20/2047	285,178	0.0
5,097,036		3.500%,12/20/2047	4,673,538	0.2
2,843,624		3.500%,01/20/2048	2,607,348	0.1
39,322,000	(6)	3.500%,10/15/2052	35,775,340	1.5

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

394,832		4.000%,11/20/2040	377,453	0.0
752,082		4.000%,03/20/2046	715,367	0.0
18,942,000	(6)	4.000%,10/15/2052	17,693,752	0.7
621,398		4.500%,08/20/2041	614,610	0.0
292,661		4.500%,01/20/2047	289,481	0.0
1,772		5.000%,11/15/2035	1,754	0.0
12,891		5.000%,11/15/2035	12,808	0.0
4,933		5.000%,11/15/2035	4,980	0.0
4,609		5.000%,11/15/2035	4,562	0.0
14,003		5.000%,06/15/2037	13,858	0.0
30,755		5.000%,03/15/2038	30,799	0.0
84,114		5.000%,03/15/2038	84,748	0.0
4,746		5.000%,06/15/2038	4,715	0.0
1,796		5.000%,09/15/2038	1,796	0.0
31,647		5.000%,11/15/2038	31,951	0.0
8,785		5.000%,11/15/2038	8,725	0.0
652,598		5.000%,12/15/2038	661,175	0.0
48,903		5.000%,12/15/2038	49,544	0.0
7,531		5.000%,12/15/2038	7,454	0.0
44,419		5.000%,01/15/2039	44,997	0.0
485,003		5.000%,01/15/2039	488,525	0.0
89,168		5.000%,01/15/2039	90,257	0.0
42,008		5.000%,02/15/2039	42,412	0.0
20,100		5.000%,02/15/2039	20,293	0.0
67,892		5.000%,02/15/2039	68,673	0.0
1,670		5.000%,03/15/2039	1,692	0.0
50,888		5.000%,03/15/2039	51,377	0.0
90,874		5.000%,03/15/2039	91,743	0.0
52,372		5.000%,03/15/2039	52,875	0.0
54,765		5.000%,04/15/2039	55,485	0.0
69,656		5.000%,05/15/2039	69,838	0.0
32,509		5.000%,05/15/2039	32,822	0.0
393		5.000%,05/15/2039	389	0.0
45,678		5.000%,07/15/2039	46,273	0.0
31,917		5.000%,09/15/2039	32,063	0.0
8,483		5.000%,11/15/2039	8,495	0.0
1,291		5.000%,04/15/2040	1,303	0.0
8,107		5.000%,06/15/2040	8,213	0.0
9,851		5.000%,09/15/2040	9,755	0.0
17,367		5.000%,09/15/2040	17,554	0.0
36,437		5.000%,10/15/2040	36,914	0.0
46,459		5.000%,05/15/2042	45,989	0.0
221,488		5.000%,02/20/2043	225,444	0.0
			130,687,108	5.3

		Uniform Mortgage-Backed Securities: 18.6%
4,042,012		2.000%,10/01/2050	3,300,904	0.2
2,866,600		2.000%,11/01/2051	2,336,849	0.1
1,038,102		2.000%,11/01/2051	848,681	0.1
6,630,419		2.000%,12/01/2051	5,398,512	0.2
1,948,228		2.000%,02/01/2052	1,588,165	0.1
3,803,933		2.000%,02/01/2052	3,100,904	0.1
63,092,000	(6)	2.000%,10/15/2052	51,099,591	2.1
1,040,418		2.500%,05/01/2030	966,618	0.1
1,599,674		2.500%,06/01/2030	1,486,196	0.1
2,144,038		2.500%,06/01/2030	1,991,883	0.1
971,475		2.500%,07/01/2030	902,529	0.1
19,207,910		2.500%,11/01/2050	16,276,597	0.7
3,801,394		2.500%,12/01/2051	3,212,742	0.1
4,751,537		2.500%,12/01/2051	4,021,007	0.2
2,879,059		2.500%,02/01/2052	2,451,351	0.1
4,245,549		2.500%,02/01/2052	3,579,884	0.2
4,727,197		2.500%,02/01/2052	3,985,058	0.2
4,892,277		2.500%,02/01/2052	4,122,151	0.2
4,808,452		2.500%,02/01/2052	4,065,428	0.2
112,664,000	(6)	2.500%,10/15/2052	94,556,342	3.9
2,238,588		3.000%,08/01/2030	2,116,484	0.1
1,135,478		3.000%,09/01/2030	1,073,503	0.1
821,942		3.000%,08/01/2043	737,686	0.0
1,406,175		3.000%,09/01/2043	1,261,017	0.1
5,153,071		3.000%,04/01/2045	4,601,185	0.2
3,197,565		3.000%,08/01/2046	2,850,590	0.1
299,652		3.000%,09/01/2046	266,979	0.0
4,220,547		3.000%,01/01/2047	3,748,836	0.2
2,768,502		3.000%,02/01/2052	2,429,648	0.1
4,814,122		3.000%,02/01/2052	4,231,047	0.2
5,842,940		3.000%,04/01/2052	5,120,527	0.2
9,694,155		3.000%,05/01/2052	8,474,925	0.4
3,929,708		3.000%,05/01/2052	3,443,841	0.2
47,896,000	(6)	3.000%,10/15/2052	41,701,326	1.7
466,614		3.500%,12/01/2041	428,300	0.0
386,678		3.500%,08/01/2042	355,649	0.0
78,950		3.500%,08/01/2042	72,632	0.0
537,992		3.500%,10/01/2042	494,640	0.0
322,920		3.500%,10/01/2042	296,898	0.0
229,408		3.500%,03/01/2043	210,958	0.0
1,965,348		3.500%,01/01/2046	1,807,363	0.1
3,257,848		3.500%,02/01/2046	2,995,991	0.1
2,263,829		3.500%,08/01/2046	2,079,137	0.1
14,000,318		3.500%,08/01/2046	12,874,750	0.5
2,177,061		3.500%,09/01/2047	1,987,800	0.1
6,441,457		3.500%,07/01/2048	5,893,299	0.3
2,601,468		3.500%,02/01/2052	2,353,370	0.1
2,356		4.000%,05/01/2029	2,250	0.0
18,549		4.000%,11/01/2030	17,716	0.0
10,325		4.000%,02/01/2031	9,861	0.0
5,520		4.000%,10/01/2031	5,272	0.0
3,960,998		4.000%,12/01/2039	3,780,288	0.2
479,763		4.000%,07/01/2042	457,792	0.0
1,876,481		4.000%,07/01/2042	1,790,330	0.1
201,687		4.000%,07/01/2042	192,322	0.0
309,762		4.000%,08/01/2042	290,724	0.0
1,309,959		4.000%,08/01/2043	1,246,919	0.1
2,244,292		4.000%,09/01/2043	2,135,997	0.1
147,767		4.000%,10/01/2043	140,266	0.0
74,313		4.000%,10/01/2043	70,687	0.0
4,166,710		4.000%,01/01/2045	3,962,490	0.2
401,474		4.000%,06/01/2045	381,612	0.0
712,351		4.000%,07/01/2045	675,826	0.0
1,749,503		4.000%,07/01/2045	1,661,703	0.1
3,187,385		4.000%,02/01/2046	3,027,260	0.1
620,127		4.000%,06/01/2047	590,359	0.0
407,062		4.000%,03/01/2048	385,518	0.0
90,380		4.000%,03/01/2048	85,410	0.0
2,981,121		4.000%,09/01/2048	2,820,593	0.1
4,918,259		4.000%,05/01/2052	4,580,672	0.2
77,558,000	(6)	4.000%,10/15/2052	71,986,548	2.9
14,672		4.500%,10/01/2025	14,261	0.0
250,187		4.500%,07/01/2026	246,395	0.0
279,669		4.500%,04/01/2029	272,599	0.0
51,543		4.500%,06/01/2029	50,242	0.0
4,215		4.500%,06/01/2029	4,108	0.0
54,765		4.500%,07/01/2029	53,380	0.0
1,257		4.500%,10/01/2029	1,225	0.0
8,190		4.500%,06/01/2030	7,968	0.0
244,923		4.500%,10/01/2030	238,726	0.0
59,997		4.500%,02/01/2031	57,798	0.0
38,821		4.500%,05/01/2031	37,548	0.0
29,566		4.500%,10/01/2033	28,941	0.0
13,338		4.500%,01/01/2034	13,048	0.0
3,242		4.500%,07/01/2034	3,172	0.0
18,904		4.500%,09/01/2035	18,443	0.0
3,385		4.500%,09/01/2035	3,291	0.0
26,737		4.500%,11/01/2035	26,160	0.0
124,404		4.500%,02/01/2036	118,965	0.0
55,964		4.500%,01/01/2037	54,804	0.0
28,892		4.500%,09/01/2037	28,283	0.0
1,567		4.500%,02/01/2038	1,507	0.0
15,792		4.500%,01/01/2039	15,476	0.0
1,966		4.500%,02/01/2039	1,880	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

24,322	4.500%,02/01/2039	23,875	0.0
11,521	4.500%,04/01/2039	11,310	0.0
58,508	4.500%,04/01/2039	56,972	0.0
33,532	4.500%,04/01/2039	32,928	0.0
64,544	4.500%,05/01/2039	63,310	0.0
51,630	4.500%,05/01/2039	50,368	0.0
10,161	4.500%,05/01/2039	9,972	0.0
51,235	4.500%,05/01/2039	50,289	0.0
668,121	4.500%,05/01/2039	655,568	0.0
365	4.500%,05/01/2039	358	0.0
3,256	4.500%,05/01/2039	3,197	0.0
4,496	4.500%,06/01/2039	4,409	0.0
82,878	4.500%,06/01/2039	81,315	0.0
40,940	4.500%,07/01/2039	40,183	0.0
18,967	4.500%,07/01/2039	18,367	0.0
11,784	4.500%,07/01/2039	11,563	0.0
151,401	4.500%,08/01/2039	148,483	0.0
80,968	4.500%,08/01/2039	79,423	0.0
39,310	4.500%,08/01/2039	38,552	0.0
52,618	4.500%,08/01/2039	51,373	0.0
148,119	4.500%,09/01/2039	144,507	0.0
125,068	4.500%,10/01/2039	122,664	0.0
59,535	4.500%,11/01/2039	58,387	0.0
7,862	4.500%,11/01/2039	7,710	0.0
3,806	4.500%,12/01/2039	3,734	0.0
6,720	4.500%,12/01/2039	6,460	0.0
276,098	4.500%,01/01/2040	270,784	0.0
3,422	4.500%,01/01/2040	3,296	0.0
123,134	4.500%,02/01/2040	120,756	0.0
63,336	4.500%,02/01/2040	62,113	0.0
39,711	4.500%,04/01/2040	38,843	0.0
445,749	4.500%,04/01/2040	435,980	0.0
34,634	4.500%,05/01/2040	33,415	0.0
187,472	4.500%,05/01/2040	180,755	0.0
2,803	4.500%,06/01/2040	2,749	0.0
46,190	4.500%,06/01/2040	45,178	0.0
209,475	4.500%,06/01/2040	205,444	0.0
25,313	4.500%,06/01/2040	24,824	0.0
87,539	4.500%,06/01/2040	85,852	0.0
16,984	4.500%,07/01/2040	16,656	0.0
55,008	4.500%,07/01/2040	53,946	0.0
92,973	4.500%,07/01/2040	91,176	0.0
32,776	4.500%,08/01/2040	31,974	0.0
56,669	4.500%,08/01/2040	55,434	0.0
60,147	4.500%,08/01/2040	58,088	0.0
17,662	4.500%,08/01/2040	17,277	0.0
1,576	4.500%,08/01/2040	1,545	0.0
3,525	4.500%,08/01/2040	3,381	0.0
51,851	4.500%,08/01/2040	50,848	0.0
13,131	4.500%,09/01/2040	12,878	0.0
12,877	4.500%,09/01/2040	12,629	0.0
19,477	4.500%,09/01/2040	19,101	0.0
12,671	4.500%,09/01/2040	12,218	0.0
75,927	4.500%,09/01/2040	72,842	0.0
20,439	4.500%,09/01/2040	20,046	0.0
149,490	4.500%,09/01/2040	146,602	0.0
21,422	4.500%,10/01/2040	20,952	0.0
22,893	4.500%,10/01/2040	22,451	0.0
115,442	4.500%,10/01/2040	112,383	0.0
134,941	4.500%,10/01/2040	132,342	0.0
58,608	4.500%,10/01/2040	57,476	0.0
37,977	4.500%,11/01/2040	37,147	0.0
39,053	4.500%,11/01/2040	38,297	0.0
753,445	4.500%,11/01/2040	738,885	0.0
312,972	4.500%,11/01/2040	306,935	0.0
282,975	4.500%,11/01/2040	271,323	0.0
70,690	4.500%,12/01/2040	69,325	0.0
71,774	4.500%,12/01/2040	70,202	0.0
2,083	4.500%,12/01/2040	2,043	0.0
160,665	4.500%,12/01/2040	157,559	0.0
29,761	4.500%,12/01/2040	29,186	0.0
18,001	4.500%,12/01/2040	17,653	0.0
27,393	4.500%,12/01/2040	26,863	0.0
18,793	4.500%,12/01/2040	18,382	0.0
12,358	4.500%,12/01/2040	11,933	0.0
165,533	4.500%,01/01/2041	162,334	0.0
30,178	4.500%,01/01/2041	29,598	0.0
104,856	4.500%,01/01/2041	102,834	0.0
14,698	4.500%,01/01/2041	14,280	0.0
366,804	4.500%,01/01/2041	359,725	0.0
17,477	4.500%,02/01/2041	17,094	0.0
57,429	4.500%,02/01/2041	56,321	0.0
57,622	4.500%,02/01/2041	55,345	0.0
59,294	4.500%,02/01/2041	58,148	0.0
43,286	4.500%,02/01/2041	42,452	0.0
20,110	4.500%,03/01/2041	19,721	0.0
11,356	4.500%,03/01/2041	10,859	0.0
74,056	4.500%,03/01/2041	71,151	0.0
47,060	4.500%,03/01/2041	46,149	0.0
56,890	4.500%,03/01/2041	55,792	0.0
157,161	4.500%,03/01/2041	152,046	0.0
18,485	4.500%,03/01/2041	18,128	0.0
36,291	4.500%,03/01/2041	35,592	0.0
3,321	4.500%,03/01/2041	3,257	0.0
315,924	4.500%,04/01/2041	311,823	0.0
4,001	4.500%,04/01/2041	3,924	0.0
29,642	4.500%,04/01/2041	29,068	0.0
72,994	4.500%,04/01/2041	69,802	0.0
16,491	4.500%,04/01/2041	15,770	0.0
170,096	4.500%,04/01/2041	166,808	0.0
2,694	4.500%,05/01/2041	2,635	0.0
260,662	4.500%,05/01/2041	255,636	0.0
298,423	4.500%,05/01/2041	292,649	0.0
149,226	4.500%,05/01/2041	146,351	0.0
20,116	4.500%,05/01/2041	19,674	0.0
183,830	4.500%,05/01/2041	179,979	0.0
11,302	4.500%,05/01/2041	10,879	0.0
14,035	4.500%,05/01/2041	13,764	0.0
6,226	4.500%,05/01/2041	6,106	0.0
48,039	4.500%,06/01/2041	46,296	0.0
11,294	4.500%,06/01/2041	11,076	0.0
179,789	4.500%,06/01/2041	176,319	0.0
41,959	4.500%,07/01/2041	41,150	0.0
1,936	4.500%,07/01/2041	1,873	0.0
78,696	4.500%,07/01/2041	77,175	0.0
146,989	4.500%,07/01/2041	144,146	0.0
10,105	4.500%,07/01/2041	9,910	0.0
3,205	4.500%,07/01/2041	3,143	0.0
17,661	4.500%,07/01/2041	17,177	0.0
84,410	4.500%,08/01/2041	82,780	0.0
13,853	4.500%,08/01/2041	13,585	0.0
21,218	4.500%,08/01/2041	20,290	0.0
128,766	4.500%,08/01/2041	123,753	0.0
122,195	4.500%,08/01/2041	116,853	0.0
100,885	4.500%,08/01/2041	98,935	0.0
157,092	4.500%,08/01/2041	151,040	0.0
53,505	4.500%,08/01/2041	51,989	0.0
433,834	4.500%,09/01/2041	424,300	0.0
9,863	4.500%,09/01/2041	9,672	0.0
3,936	4.500%,09/01/2041	3,850	0.0
51,567	4.500%,09/01/2041	49,830	0.0
86,558	4.500%,10/01/2041	83,153	0.0
43,692	4.500%,10/01/2041	42,106	0.0
479,564	4.500%,10/01/2041	470,284	0.0
27,160	4.500%,10/01/2041	26,636	0.0
197,650	4.500%,10/01/2041	193,315	0.0
203,154	4.500%,10/01/2041	198,705	0.0
16,935	4.500%,10/01/2041	16,564	0.0
853,767	4.500%,10/01/2041	837,204	0.0
238,909	4.500%,11/01/2041	234,292	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

3,130	4.500%,11/01/2041	3,070	0.0
182,990	4.500%,12/01/2041	179,472	0.0
564,944	4.500%,12/01/2041	554,000	0.0
21,604	4.500%,01/01/2042	21,186	0.0
12,985	4.500%,01/01/2042	12,423	0.0
9,886	4.500%,01/01/2042	9,696	0.0
33,451	4.500%,03/01/2042	32,152	0.0
4,210	4.500%,03/01/2042	4,026	0.0
27,207	4.500%,04/01/2042	26,018	0.0
11,488	4.500%,06/01/2042	11,087	0.0
5,511	4.500%,08/01/2042	5,404	0.0
4,110	4.500%,09/01/2042	3,931	0.0
6,481	4.500%,01/01/2043	6,197	0.0
4,971	4.500%,12/01/2043	4,862	0.0
42,949	4.500%,04/01/2047	41,183	0.0
20,561	4.500%,05/01/2047	19,809	0.0
62,243	4.500%,06/01/2047	60,082	0.0
95,172	4.500%,06/01/2047	92,079	0.0
67,080	4.500%,07/01/2047	64,543	0.0
284,444	4.500%,07/01/2047	275,870	0.0
16,255	4.500%,08/01/2047	15,656	0.0
48	5.000%,04/01/2023	47	0.0
164	5.000%,12/01/2023	160	0.0
21,851	5.000%,04/01/2026	21,434	0.0
27,358	5.000%,05/01/2026	26,833	0.0
25,612	5.000%,08/01/2027	25,041	0.0
9,657	5.000%,04/01/2028	9,477	0.0
6,119,089	5.000%,05/01/2042	6,172,772	0.3
37	5.500%,11/01/2022	37	0.0
1	5.500%,12/01/2022	1	0.0
6,131	5.500%,06/01/2023	6,108	0.0
1,344	5.500%,07/01/2023	1,342	0.0
1,069	5.500%,09/01/2023	1,068	0.0
212	5.500%,01/01/2025	212	0.0
44	5.500%,08/01/2025	44	0.0
2,998	5.500%,07/01/2026	2,986	0.0
2,906	5.500%,12/01/2027	2,894	0.0
11,023	5.500%,04/01/2028	10,978	0.0
3,710	5.500%,08/01/2028	3,695	0.0
5,583	5.500%,01/01/2029	5,571	0.0
45,612	5.500%,10/01/2029	45,464	0.0
39,168	5.500%,04/01/2033	39,367	0.0
11,866	5.500%,10/01/2033	11,829	0.0
3,819	5.500%,11/01/2033	3,925	0.0
735	5.500%,11/01/2033	744	0.0
5,743	5.500%,11/01/2033	5,754	0.0
2,625	5.500%,11/01/2033	2,615	0.0
64,538	5.500%,12/01/2033	65,016	0.0
961	5.500%,12/01/2033	990	0.0
29,932	5.500%,12/01/2033	30,872	0.0
10,237	5.500%,12/01/2033	10,368	0.0
189,566	5.500%,12/01/2033	193,313	0.0
7,289	5.500%,01/01/2034	7,260	0.0
69,362	5.500%,01/01/2034	71,442	0.0
405	5.500%,01/01/2034	406	0.0
16,210	5.500%,01/01/2034	16,157	0.0
8,602	5.500%,01/01/2034	8,850	0.0
3,697	5.500%,06/01/2034	3,747	0.0
31,677	5.500%,11/01/2034	32,665	0.0
4,840	5.500%,11/01/2034	4,821	0.0
628	5.500%,12/01/2034	648	0.0
22,422	5.500%,01/01/2035	22,372	0.0
9,424	5.500%,01/01/2035	9,719	0.0
19,312	5.500%,01/01/2035	19,915	0.0
9,099	5.500%,02/01/2035	9,119	0.0
901,259	5.500%,02/01/2035	930,302	0.1
6,431	5.500%,07/01/2035	6,568	0.0
495,875	5.500%,08/01/2035	506,716	0.0
2,564	5.500%,10/01/2035	2,648	0.0
325	5.500%,11/01/2035	326	0.0
30,660	5.500%,11/01/2035	31,345	0.0
514	5.500%,12/01/2035	532	0.0
485	5.500%,12/01/2035	500	0.0
78,193	5.500%,12/01/2035	80,839	0.0
9,261	5.500%,12/01/2035	9,574	0.0
5,396	5.500%,01/01/2036	5,537	0.0
51,636	5.500%,01/01/2036	53,385	0.0
415	5.500%,02/01/2036	413	0.0
7,728	5.500%,04/01/2036	7,988	0.0
624,718	5.500%,07/01/2036	644,979	0.0
419	5.500%,08/01/2036	433	0.0
52,265	5.500%,09/01/2036	53,903	0.0
31,113	5.500%,09/01/2036	32,086	0.0
83,807	5.500%,12/01/2036	86,320	0.0
82,132	5.500%,12/01/2036	84,912	0.0
780	5.500%,12/01/2036	806	0.0
1,030	5.500%,12/01/2036	1,064	0.0
9,765	5.500%,01/01/2037	10,096	0.0
45,787	5.500%,01/01/2037	47,338	0.0
65,792	5.500%,02/01/2037	68,022	0.0
184,272	5.500%,03/01/2037	189,112	0.0
6,935	5.500%,04/01/2037	7,170	0.0
1,311	5.500%,05/01/2037	1,343	0.0
8,796	5.500%,05/01/2037	9,092	0.0
519	5.500%,05/01/2037	537	0.0
17,770	5.500%,05/01/2037	18,371	0.0
17,698	5.500%,06/01/2037	18,228	0.0
47,198	5.500%,06/01/2037	48,789	0.0
15,503	5.500%,07/01/2037	15,535	0.0
9,919	5.500%,08/01/2037	10,249	0.0
26,462	5.500%,08/01/2037	27,359	0.0
25,125	5.500%,08/01/2037	25,975	0.0
68,354	5.500%,09/01/2037	70,672	0.0
479	5.500%,11/01/2037	495	0.0
243,055	5.500%,01/01/2038	251,276	0.0
770	5.500%,02/01/2038	796	0.0
450	5.500%,02/01/2038	466	0.0
4,587	5.500%,03/01/2038	4,626	0.0
226,188	5.500%,03/01/2038	233,860	0.0
32,892	5.500%,04/01/2038	33,508	0.0
442	5.500%,04/01/2038	456	0.0
9,110	5.500%,04/01/2038	9,089	0.0
1,948	5.500%,05/01/2038	2,014	0.0
5,403	5.500%,05/01/2038	5,593	0.0
59,094	5.500%,05/01/2038	59,164	0.0
13,372	5.500%,06/01/2038	13,673	0.0
1,131,660	5.500%,06/01/2038	1,173,833	0.1
55,710	5.500%,06/01/2038	57,599	0.0
27,320	5.500%,07/01/2038	28,247	0.0
289	5.500%,07/01/2038	296	0.0
32,218	5.500%,07/01/2038	33,310	0.0
32,673	5.500%,07/01/2038	33,531	0.0
7,321	5.500%,08/01/2038	7,569	0.0
60,288	5.500%,08/01/2038	62,333	0.0
14,785	5.500%,08/01/2038	15,230	0.0
32,253	5.500%,11/01/2038	33,381	0.0
126,723	5.500%,11/01/2038	131,021	0.0
20,527	5.500%,12/01/2038	21,249	0.0
115	5.500%,12/01/2038	116	0.0
34,017	5.500%,01/01/2039	35,170	0.0
67,054	5.500%,01/01/2039	69,328	0.0
227,583	5.500%,01/01/2039	235,300	0.0
13,149	5.500%,03/01/2039	13,594	0.0
121,488	5.500%,06/01/2039	125,607	0.0
199,515	5.500%,06/01/2039	206,278	0.0
11,482	5.500%,07/01/2041	11,872	0.0
231,552	5.500%,09/01/2041	239,044	0.0
32	6.000%,01/01/2023	32	0.0
52,170	6.000%,11/01/2028	53,089	0.0
244	6.000%,04/01/2031	251	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

235	6.000%,01/01/2032	239	0.0
533	6.000%,11/01/2032	560	0.0
502	6.000%,11/01/2032	511	0.0
33,912	6.000%,01/01/2033	35,663	0.0
2,202	6.000%,09/01/2033	2,252	0.0
343	6.000%,01/01/2034	351	0.0
25,988	6.000%,06/01/2035	26,532	0.0
5,628	6.000%,07/01/2035	5,747	0.0
4,555	6.000%,07/01/2035	4,636	0.0
3,513	6.000%,07/01/2035	3,683	0.0
7,621	6.000%,07/01/2035	7,909	0.0
365	6.000%,10/01/2035	371	0.0
1,049	6.000%,10/01/2035	1,068	0.0
38,342	6.000%,11/01/2035	40,330	0.0
192,634	6.000%,12/01/2035	196,247	0.0
2,199	6.000%,12/01/2035	2,238	0.0
30,871	6.000%,12/01/2035	32,467	0.0
4,398	6.000%,01/01/2036	4,521	0.0
30,668	6.000%,02/01/2036	32,255	0.0
25,098	6.000%,02/01/2036	26,396	0.0
22,605	6.000%,03/01/2036	23,909	0.0
16,023	6.000%,03/01/2036	16,465	0.0
30,746	6.000%,04/01/2036	32,338	0.0
14,147	6.000%,04/01/2036	14,879	0.0
9,256	6.000%,05/01/2036	9,547	0.0
2,276	6.000%,06/01/2036	2,361	0.0
337	6.000%,06/01/2036	350	0.0
2,574	6.000%,07/01/2036	2,621	0.0
48,179	6.000%,07/01/2036	50,672	0.0
12,321	6.000%,07/01/2036	12,549	0.0
1,208	6.000%,07/01/2036	1,234	0.0
13,823	6.000%,08/01/2036	14,538	0.0
320,576	6.000%,08/01/2036	333,586	0.0
12,487	6.000%,08/01/2036	12,854	0.0
121,330	6.000%,08/01/2036	124,225	0.0
2,320	6.000%,08/01/2036	2,440	0.0
1,601	6.000%,08/01/2036	1,634	0.0
18,956	6.000%,09/01/2036	19,934	0.0
34,131	6.000%,09/01/2036	35,894	0.0
9,348	6.000%,09/01/2036	9,832	0.0
78	6.000%,09/01/2036	79	0.0
8,699	6.000%,09/01/2036	8,898	0.0
55,981	6.000%,09/01/2036	56,971	0.0
12,329	6.000%,09/01/2036	12,684	0.0
12,728	6.000%,10/01/2036	12,975	0.0
26,351	6.000%,10/01/2036	27,454	0.0
2,261	6.000%,10/01/2036	2,302	0.0
27,522	6.000%,10/01/2036	28,946	0.0
10,543	6.000%,10/01/2036	11,088	0.0
19,527	6.000%,10/01/2036	20,612	0.0
9,049	6.000%,11/01/2036	9,323	0.0
647	6.000%,11/01/2036	658	0.0
15,059	6.000%,11/01/2036	15,330	0.0
25,534	6.000%,11/01/2036	26,856	0.0
2,555	6.000%,12/01/2036	2,688	0.0
20,102	6.000%,12/01/2036	20,474	0.0
1,379	6.000%,12/01/2036	1,428	0.0
27,431	6.000%,12/01/2036	28,851	0.0
3,763	6.000%,12/01/2036	3,862	0.0
463	6.000%,01/01/2037	487	0.0
7,391	6.000%,01/01/2037	7,773	0.0
10,595	6.000%,01/01/2037	10,786	0.0
521	6.000%,01/01/2037	533	0.0
681	6.000%,02/01/2037	694	0.0
7,644	6.000%,02/01/2037	7,816	0.0
10,369	6.000%,02/01/2037	10,905	0.0
62,171	6.000%,02/01/2037	64,605	0.0
83,175	6.000%,03/01/2037	86,035	0.0
8,373	6.000%,03/01/2037	8,551	0.0
17,746	6.000%,03/01/2037	18,356	0.0
12,484	6.000%,03/01/2037	13,130	0.0
425	6.000%,03/01/2037	447	0.0
5,206	6.000%,03/01/2037	5,476	0.0
643	6.000%,04/01/2037	655	0.0
39,348	6.000%,04/01/2037	41,469	0.0
10,343	6.000%,04/01/2037	10,878	0.0
1,498	6.000%,04/01/2037	1,575	0.0
69,129	6.000%,04/01/2037	72,282	0.0
14,139	6.000%,04/01/2037	14,685	0.0
19,480	6.000%,04/01/2037	19,891	0.0
5,342	6.000%,04/01/2037	5,564	0.0
18,882	6.000%,04/01/2037	19,730	0.0
736	6.000%,04/01/2037	751	0.0
20,829	6.000%,04/01/2037	21,200	0.0
27,901	6.000%,04/01/2037	28,413	0.0
2,229	6.000%,04/01/2037	2,284	0.0
7,562	6.000%,05/01/2037	7,697	0.0
16,919	6.000%,05/01/2037	17,259	0.0
63,922	6.000%,05/01/2037	67,230	0.0
11,638	6.000%,05/01/2037	12,240	0.0
20,642	6.000%,05/01/2037	21,360	0.0
5,201	6.000%,05/01/2037	5,417	0.0
10,702	6.000%,05/01/2037	10,892	0.0
598	6.000%,05/01/2037	612	0.0
13,019	6.000%,05/01/2037	13,249	0.0
5,574	6.000%,05/01/2037	5,688	0.0
5,014	6.000%,06/01/2037	5,103	0.0
3,582	6.000%,06/01/2037	3,697	0.0
4,403	6.000%,06/01/2037	4,631	0.0
42,366	6.000%,06/01/2037	44,560	0.0
23,868	6.000%,06/01/2037	24,293	0.0
3,680	6.000%,06/01/2037	3,751	0.0
1,268	6.000%,06/01/2037	1,293	0.0
18,359	6.000%,07/01/2037	18,811	0.0
4,998	6.000%,07/01/2037	5,297	0.0
31,245	6.000%,07/01/2037	31,822	0.0
2,375	6.000%,07/01/2037	2,455	0.0
6,414	6.000%,07/01/2037	6,527	0.0
9,467	6.000%,07/01/2037	9,666	0.0
4,943	6.000%,07/01/2037	5,199	0.0
40,391	6.000%,07/01/2037	42,531	0.0
13,108	6.000%,07/01/2037	13,359	0.0
32,668	6.000%,08/01/2037	34,360	0.0
4,298	6.000%,08/01/2037	4,542	0.0
5,944	6.000%,08/01/2037	6,053	0.0
8,680	6.000%,08/01/2037	8,835	0.0
16,934	6.000%,08/01/2037	17,237	0.0
14,144	6.000%,08/01/2037	14,768	0.0
7,601	6.000%,08/01/2037	7,753	0.0
36,131	6.000%,08/01/2037	36,770	0.0
175,190	6.000%,09/01/2037	184,259	0.0
5,849	6.000%,09/01/2037	5,952	0.0
1,714	6.000%,09/01/2037	1,803	0.0
11,372	6.000%,09/01/2037	11,961	0.0
538	6.000%,09/01/2037	550	0.0
61,911	6.000%,09/01/2037	64,245	0.0
22,630	6.000%,10/01/2037	23,662	0.0
608	6.000%,10/01/2037	621	0.0
38,617	6.000%,11/01/2037	40,555	0.0
25,122	6.000%,11/01/2037	26,337	0.0
680	6.000%,11/01/2037	717	0.0
1,039	6.000%,12/01/2037	1,096	0.0
66,593	6.000%,12/01/2037	69,947	0.0
18,179	6.000%,12/01/2037	18,986	0.0
45,793	6.000%,12/01/2037	48,164	0.0
85,778	6.000%,02/01/2038	90,021	0.0
16,481	6.000%,02/01/2038	17,296	0.0
56,339	6.000%,02/01/2038	57,950	0.0
3,837	6.000%,03/01/2038	3,904	0.0
879	6.000%,03/01/2038	906	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

17,421		6.000%,03/01/2038	18,408	0.0
2,399		6.000%,05/01/2038	2,525	0.0
48,074		6.000%,05/01/2038	50,610	0.0
7,926		6.000%,06/01/2038	8,340	0.0
31,340		6.000%,07/01/2038	33,090	0.0
78,860		6.000%,07/01/2038	82,544	0.0
815		6.000%,08/01/2038	858	0.0
14,393		6.000%,09/01/2038	14,721	0.0
3,275		6.000%,09/01/2038	3,347	0.0
4,856		6.000%,09/01/2038	5,107	0.0
18,621		6.000%,09/01/2038	19,521	0.0
352		6.000%,10/01/2038	358	0.0
8,790		6.000%,10/01/2038	9,267	0.0
11,674		6.000%,10/01/2038	11,883	0.0
19,963		6.000%,10/01/2038	21,062	0.0
10,313		6.000%,10/01/2038	10,851	0.0
1,446		6.000%,10/01/2038	1,522	0.0
114,951		6.000%,11/01/2038	118,553	0.0
1,116		6.000%,11/01/2038	1,137	0.0
439		6.000%,11/01/2038	462	0.0
858		6.000%,12/01/2038	874	0.0
49,164		6.000%,12/01/2038	51,709	0.0
12,260		6.000%,12/01/2038	12,552	0.0
12,355		6.000%,10/01/2039	13,015	0.0
986		6.000%,10/01/2039	1,037	0.0
286,040		6.000%,02/01/2040	302,249	0.0
12,376		6.000%,04/01/2040	13,048	0.0
74,075		6.000%,09/01/2040	75,411	0.0
129,754		6.000%,10/01/2040	136,433	0.0
187,354		6.000%,05/01/2041	197,116	0.0
2,041		6.500%,04/01/2027	2,104	0.0
619		6.500%,02/01/2028	638	0.0
7		6.500%,06/01/2029	7	0.0
4,921		6.500%,01/01/2032	5,078	0.0
5,372		6.500%,04/01/2032	5,572	0.0
8,040		6.500%,10/01/2032	8,295	0.0
11,733		6.500%,10/01/2032	12,162	0.0
4,102		6.500%,03/01/2038	4,321	0.0
247		7.000%,08/01/2025	250	0.0
4,152		7.000%,03/01/2026	4,202	0.0
1,249		7.000%,03/01/2026	1,248	0.0
476		7.000%,12/01/2027	476	0.0
147,325		7.000%,03/01/2038	155,319	0.0
465,902		7.000%,04/01/2038	503,319	0.0
6,421		7.500%,09/01/2031	6,692	0.0
			457,198,401	18.6

		Uniform Mortgage-Backed Security: 1.3%
32,835,000	(6)	4.500%,10/15/2052	31,288,164	1.3

	Total U.S. Government Agency Obligations
	(Cost $716,292,274)		678,875,663	27.6

U.S. TREASURY OBLIGATIONS: 12.2%
		U.S. Treasury Bonds: 2.9%
17,000		1.250%,05/15/2050	9,523	0.0
920,000		1.375%,11/15/2040	595,287	0.0
77,000		1.625%,11/15/2050	47,842	0.0
100		2.000%,11/15/2041	72	0.0
29,802,000		2.875%,05/15/2052	25,001,084	1.0
4,011,100		3.250%,05/15/2042	3,561,105	0.2
46,810,100	(2)	3.375%,08/15/2042	42,414,339	1.7
			71,629,252	2.9

		U.S. Treasury Notes: 9.3%
25,000		0.125%,10/15/2023	23,948	0.0
16,997,000		0.250%,06/15/2024	15,877,256	0.6
4,476,400		0.500%,11/30/2023	4,285,104	0.2
4,427,600		0.875%,01/31/2024	4,230,261	0.2
170,000		0.875%,06/30/2026	150,543	0.0
773,500		1.125%,02/15/2031	626,565	0.0
1,757,900		1.250%,11/30/2026	1,564,668	0.1
8,250,800		1.250%,09/30/2028	7,025,105	0.3
139,400		1.500%,01/31/2027	124,992	0.0
1,600,500		1.500%,11/30/2028	1,379,869	0.1
54,300		2.750%,04/30/2027	51,256	0.0
24,774,100		2.750%,08/15/2032	22,656,689	0.9
13,156,200	(2)	3.125%,08/31/2027	12,621,729	0.5
12,930,000		3.125%,08/31/2029	12,274,409	0.5
12,552,000	(2)	3.250%,08/31/2024	12,326,456	0.5
25,489,000		3.500%,09/15/2025	24,971,255	1.0
58,925,000		3.875%,09/30/2029	58,671,806	2.4
32,876,000		4.125%,09/30/2027	32,986,443	1.3
17,434,000		4.250%,09/30/2024	17,443,534	0.7
			229,291,888	9.3

	Total U.S. Treasury Obligations
	(Cost $313,893,996)		300,921,140	12.2

ASSET-BACKED SECURITIES: 6.4%
		Automobile Asset-Backed Securities: 0.0%
350,000	(1)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	324,413	0.0

		Home Equity Asset-Backed Securities: 0.1%
1,185,128	(1),(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	964,178	0.1
89,553		Home Equity Asset Trust 2005-2 M5, 4.179%, (US0001M + 1.095%), 07/25/2035	89,369	0.0
689,407		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 3.999%, (US0001M + 0.915%), 03/25/2035	683,684	0.0
58,505		New Century Home Equity Loan Trust 2005-2 M3, 3.819%, (US0001M + 0.735%), 06/25/2035	58,421	0.0
44,725		Renaissance Home Equity Loan Trust 2003-2 A, 3.964%, (US0001M + 0.880%), 08/25/2033	41,569	0.0
939,945	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	923,533	0.0
51,860		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 3.244%, (US0001M + 0.160%), 11/25/2036	15,843	0.0
			2,776,597	0.1

		Other Asset-Backed Securities: 5.5%
2,000,000	(1)	AGL CLO 12 Ltd. 2021-12A C, 4.560%, (US0003M + 1.850%), 07/20/2034	1,787,916	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

2,412,542	(1),(3),(4),(7)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	–	–
650,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 4.433%, (US0003M + 1.950%), 04/14/2029	625,776	0.0
3,470,000	(1)	Babson CLO Ltd. 2017-1A A2, 4.090%, (US0003M + 1.350%), 07/18/2029	3,374,946	0.1
4,393,000	(1)	Babson CLO Ltd. 2018-3A A2, 4.010%, (US0003M + 1.300%), 07/20/2029	4,321,135	0.2
862,917	(1)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	741,014	0.0
586,301	(3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.409%, 10/25/2036	564,325	0.0
2,250,000	(1)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 4.860%, (US0003M + 2.150%), 01/20/2032	2,061,790	0.1
2,000,000	(1)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A1R, 3.682%, (US0003M + 1.170%), 10/15/2034	1,911,946	0.1
1,950,000	(1)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A2R, 3.962%, (US0003M + 1.450%), 10/15/2034	1,833,462	0.1
1,450,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 4.512%, (US0003M + 2.000%), 04/15/2034	1,303,795	0.0
5,000,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A C, 4.738%, (US0003M + 2.000%), 04/19/2034	4,498,370	0.2
2,338,250	(1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	2,095,511	0.1
3,490,000	(1)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 3.880%, (US0003M + 1.170%), 07/20/2034	3,332,953	0.1
3,000,000	(1)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 4.710%, (US0003M + 2.000%), 07/20/2034	2,601,567	0.1
1,750,000	(1)	California Street CLO IX L.P. 2012-9A CR3, 5.240%, (US0003M + 2.500%), 07/16/2032	1,643,010	0.1
5,500,000	(1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A BR2, 4.760%, (US0003M + 2.050%), 04/20/2034	4,924,821	0.2
2,400,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 3.870%, (US0003M + 1.130%), 04/17/2031	2,270,405	0.1
3,250,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 4.783%, (US0003M + 2.000%), 07/23/2034	2,910,697	0.1
3,000,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 4.190%, (US0003M + 1.450%), 10/17/2034	2,843,826	0.1
38,356		Chase Funding Trust Series 2002-4 2A1, 3.824%, (US0001M + 0.740%), 10/25/2032	36,759	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 3.684%, (US0001M + 0.600%), 07/25/2033	99,514	0.0
1,078,853	(1)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	925,776	0.0
921,500	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	841,300	0.0
485,000	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	452,790	0.0
292,500	(1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	253,066	0.0
1,351,000	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,254,594	0.0
3,653,100	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,537,897	0.1
101,964		GSAMP Trust 2007-FM1 A2A, 3.154%, (US0001M + 0.070%), 12/25/2036	53,314	0.0
974,024	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	954,936	0.0
10,000,000	(1)	LCM 26A A2 Ltd., 3.960%, (US0003M + 1.250%), 01/20/2031	9,505,990	0.4
2,450,000	(1)	LCM 30A CR Ltd., 4.710%, (US0003M + 2.000%), 04/20/2031	2,228,959	0.1
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 3.644%, (US0001M + 0.560%), 10/25/2034	55,513	0.0
2,090,000	(1)	Madison Park Funding XLVIII Ltd. 2021-48A C, 4.738%, (US0003M + 2.000%), 04/19/2033	1,942,987	0.1
1,650,000	(1)	Madison Park Funding XXI Ltd. 2016-21A ABRR, 3.912%, (US0003M + 1.400%), 10/15/2032	1,570,226	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

861,816	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	857,011	0.0
1,393,614	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,297,012	0.0
815,989	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	774,268	0.0
1,638,515	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,512,593	0.1
1,500,000	(1)	Oak Hill Credit Partners 2021-8A C, 4.640%, (US0003M + 1.900%), 01/18/2034	1,365,767	0.1
5,050,000	(1)	OCP CLO 2021-21A C Ltd., 4.610%, (US0003M + 1.900%), 07/20/2034	4,510,685	0.2
4,000,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 4.088%, (US0003M + 1.350%), 07/19/2030	3,805,936	0.2
1,800,000	(1)	OHA Credit Funding 9 Ltd. 2021-9A C, 4.638%, (US0003M + 1.900%), 07/19/2035	1,628,559	0.1
4,000,000	(1)	Palmer Square CLO 2013-2A BR3 Ltd., 4.588%, (US0003M + 1.850%), 10/17/2031	3,707,412	0.1
2,000,000	(1)	Palmer Square CLO 2021-3A A2 Ltd., 3.912%, (US0003M + 1.400%), 01/15/2035	1,910,440	0.1
7,000,000	(1)	Palmer Square CLO Ltd. 2021-2A C, 4.312%, (US0003M + 1.800%), 07/15/2034	6,310,766	0.3
292,759	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.499%, 01/25/2036	286,241	0.0
2,450,000	(1)	Rockland Park CLO Ltd. 2021-1A C, 4.610%, (US0003M + 1.900%), 04/20/2034	2,218,218	0.1
111,731		Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	111,195	0.0
1,517,708	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,382,350	0.1
2,600,000	(1)	Sound Point CLO XXIX Ltd. 2021-1A C1, 5.083%, (US0003M + 2.300%), 04/25/2034	2,291,091	0.1
2,800,000	(1)	Sound Point CLO XXVI Ltd. 2021-1A C1R, 4.910%, (US0003M + 2.200%), 07/20/2034	2,443,386	0.1
1,829,437	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	1,716,861	0.1
8,200,000	(1)	Symphony CLO XXV Ltd. 2021-25A C, 4.788%, (US0003M + 2.050%), 04/19/2034	7,462,246	0.3
1,732,500	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,611,575	0.1
6,000,000	(1)	TCW CLO 2020-1A CRR Ltd., 4.760%, (US0003M + 2.050%), 04/20/2034	5,460,846	0.2
7,000,000	(1)	THL Credit Wind River 2017-3A CR Clo Ltd., 5.012%, (US0003M + 2.500%), 04/15/2035	6,451,312	0.3
7,000,000	(1)	Trinitas Clo VII Ltd. 2017-7A A1R, 3.983%, (US0003M + 1.200%), 01/25/2035	6,646,864	0.3
1,221,500	(1)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	1,027,664	0.0
			136,151,184	5.5

		Student Loan Asset-Backed Securities: 0.8%
476,345	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	440,152	0.0
333,504	(1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	316,813	0.0
572,255	(1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	536,572	0.0
2,000,000	(1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	1,994,067	0.1
1,550,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,317,175	0.1
1,500,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,373,272	0.1
2,500,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,328,941	0.1
2,100,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	1,990,954	0.1
2,200,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,084,271	0.1
5,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	4,668,217	0.2
726,965	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	706,149	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	896,734	0.0
		18,653,317		0.8

	Total Asset-Backed Securities
	(Cost $170,512,519)		157,905,511	6.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.0%
12,309,752	(3),(4)	Bank 2019-BNK16 XA, 1.103%, 02/15/2052	536,950	0.0
50,600,075	(3),(4)	Bank 2019-BNK19 XA, 1.085%, 08/15/2061	2,481,407	0.1
22,800,000	(1),(3),(4)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	357,447	0.0
26,938,029	(3),(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.170%, 08/15/2052	1,176,036	0.1
19,423,533	(3),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.200%, 03/15/2052	952,399	0.0
3,537,000	(1),(8)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,325,965	0.1
1,348,000	(1),(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.518%, 05/25/2052	1,050,948	0.0
16,940,720	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.503%, 08/10/2049	650,268	0.0
34,627,870	(3),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.019%, 09/15/2050	1,149,302	0.1
47,149,316	(3),(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.835%, 06/10/2051	1,477,278	0.1
570,579	(3),(4)	COMM 2012-CR2 XA, 1.276%, 08/15/2045	1	0.0
6,601,337	(3),(4)	COMM 2012-CR3 XA, 1.747%, 10/15/2045	17,775	0.0
65,166,000	(1),(3),(4)	COMM 2012-CR4 XB, 0.700%, 10/15/2045	566,081	0.0
8,263,895	(3),(4)	COMM 2012-CR5 XA, 1.502%, 12/10/2045	21,578	0.0
67,366,456	(3),(4)	COMM 2016-CR28 XA, 0.710%, 02/10/2049	1,192,043	0.1
3,906,000	(1),(3)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	3,301,002	0.1
750,000	(1)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	468,345	0.0
2,736,000	(1)	CSWF 2021-SOP2 D, 5.135%, (US0001M + 2.317%), 06/15/2034	2,550,305	0.1
253,692	(1),(7)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	251,584	0.0
10,444,909		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	1,464,915	0.1
22,000,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.714%, 06/25/2041	159,822	0.0
10,700,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.849%, 12/25/2041	160,036	0.0
984,671	(1)	FREMF 2019-KBF3 C Mortgage Trust, 7.303%, (US0001M + 4.750%), 01/25/2029	964,436	0.0
5,200,000	(1),(8)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	2,990,305	0.1
66,254,903	(1),(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	239,929	0.0
7,380,000	(1),(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	33,725	0.0
1,000,000	(1),(3)	FRR Re-REMIC Trust 2018-C1 B725, 2.951%, 02/27/2050	945,702	0.0
3,000,000	(1),(3),(9)	FRR Re-REMIC Trust 2018-C1 C725, 0.440%, 02/27/2050	2,662,784	0.1
2,532,000	(1),(3)	GAM RE-REMIC TR 2021-FFR2 BK44, 1.740%, 09/27/2051	2,193,944	0.1
2,845,000	(1),(3)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.430%, 09/27/2051	2,163,988	0.1
2,164,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	1,810,507	0.1
2,631,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	2,133,449	0.1
2,140,000	(1),(3)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.050%, 09/27/2051	1,750,342	0.1
1,817,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	1,114,690	0.1
2,163,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	1,730,713	0.1
2,140,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	1,650,943	0.1
6,158,000	(1)	GAM Re-REMIC Trust 2021-FRR1 1B, 1.050%, 11/29/2050	4,580,795	0.2
8,097,000	(1)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.320%, 11/29/2050	5,587,200	0.2
4,451,000	(1),(3),(4)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.030%, 11/27/2050	3,439,783	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

3,030,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.950%, 01/29/2052	2,290,913	0.1
3,298,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.480%, 01/27/2052	2,134,693	0.1
1,723,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 C728, 0.530%, 08/27/2050	1,485,982	0.1
1,756,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.810%, 05/27/2048	1,428,196	0.1
2,125,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.300%, 11/27/2049	1,491,454	0.1
1,483,000	(1),(3),(4)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.410%, 01/29/2052	1,026,635	0.0
1,728,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 CK89, 1.790%, 01/27/2052	1,022,797	0.0
1,724,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 D728, 0.620%, 01/29/2052	1,439,119	0.1
2,328,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.120%, 12/27/2045	2,262,296	0.1
1,388,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.730%, 10/27/2047	1,156,515	0.1
1,755,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.960%, 05/27/2048	1,372,135	0.1
580,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.150%, 12/27/2045	560,210	0.0
924,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.720%, 01/29/2052	747,956	0.0
27,969,329	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.175%, 11/10/2046	192,079	0.0
38,405,068	(3),(4)	GS Mortgage Securities Trust 2014-GC22 XA, 1.094%, 06/10/2047	388,089	0.0
105,133,398	(3),(4)	GS Mortgage Securities Trust 2019-GC42 XA, 0.931%, 09/01/2052	4,227,514	0.2
38,352,627	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.723%, 12/15/2049	708,661	0.0
1,904,758	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.091%, 10/15/2048	30,280	0.0
292,068	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.637%, 11/15/2038	–	–
688,079	(1)	Life 2021-BMR F Mortgage Trust, 5.168%, (US0001M + 2.350%), 03/15/2038	633,083	0.0
1,350,000	(1)	RFM Reremic Trust 2022-FRR1 AB55, 0.950%, 03/28/2049	1,050,112	0.0
1,140,000	(1),(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.470%, 11/08/2049	946,069	0.0
1,720,000	(1),(3)	RFM Reremic Trust 2022-FRR1 AB64, 2.314%, 03/01/2050	1,397,502	0.1
420,000	(1),(8)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	311,536	0.0
530,000	(1),(8)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	374,061	0.0
500,000	(1),(8)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	341,333	0.0
24,756,250	(3),(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.179%, 12/15/2047	425,867	0.0
24,892,844	(3),(4)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 1.672%, 04/15/2054	2,153,266	0.1
680,958	(1),(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.704%, 11/15/2044	678,915	0.0
9,020,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.365%, 03/15/2045	8,353,419	0.3
25,867,838	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.215%, 03/15/2048	79,823	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $105,884,500)		99,015,232	4.0

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 22.3%
		Affiliated Investment Companies: 22.3%
10,374,761		Voya Emerging Markets Corporate Debt Fund - Class P	81,234,378	3.3
15,511,683		Voya Emerging Markets Hard Currency Debt Fund - Class P	107,340,849	4.4
96,763		Voya Floating Rate Fund - Class P	791,521	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

12,075,182		Voya High Yield Bond Fund - Class P	78,488,681	3.2
16,448,636		Voya Investment Grade Credit Fund - Class P	143,761,074	5.9
15,052,679		Voya Securitized Credit Fund - Class P	135,925,689	5.5

	Total Mutual Funds
	(Cost $664,046,373)		547,542,192	22.3

			Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.0%
	Total Purchased Options
	(Cost $1,025,193)		723,959	0.0

	Total Long-Term Investments
	(Cost $3,050,184,217)		2,703,559,204	109.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.4%
		Commercial Paper: 5.0%
15,000,000		American Electric Power Co., Inc., 3.530%, 10/24/2022	14,965,250	0.6
14,500,000		Auto Zone, 3.380%, 10/05/2022	14,493,282	0.6
6,400,000		Consolidated Edison Co., 3.380%, 10/04/2022	6,397,633	0.3
19,000,000		Consolidated Edison Co., 3.600%, 11/04/2022	18,934,608	0.8
14,000,000		Fiserv, Inc., 3.390%, 10/05/2022	13,993,496	0.6
8,500,000		Fiserv, Inc., 3.470%, 10/19/2022	8,484,680	0.3
11,000,000		General Mills, Inc., 3.380%, 10/04/2022	10,995,931	0.5
18,000,000		HP, Inc., 3.410%, 10/11/2022	17,981,520	0.7
5,000,000		Mondelez International, Inc., 3.420%, 10/18/2022	4,991,572	0.2
10,000,000		Raytheon Technologies Corp., 3.960%, 12/01/2022	9,933,143	0.4

	Total Commercial Paper
	(Cost $121,191,109)		121,171,115	5.0

		Repurchase Agreements: 1.1%
5,851,445	(11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $5,852,912, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,968,474, due 11/01/22-08/20/72)	5,851,445	0.3
3,313,588	(11)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $3,314,421, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,380,728, due 10/15/22-08/15/52)	3,313,588	0.1
4,951,200	(11)	MUFG Securities America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $4,952,441, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $5,050,224, due 09/01/28-09/01/52)	4,951,200	0.2
8,157,039	(11)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $8,159,077, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $8,320,180, due 08/15/25-08/20/52)	8,157,039	0.3

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

4,291,438	(11)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $4,292,510, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,377,373, due 10/15/24-02/15/51)	4,291,438	0.2

	Total Repurchase Agreements
	(Cost $26,564,710)		26,564,710	1.1

		Time Deposits: 0.3%
810,000	(11)	Barclays Bank PLC, 3.090%, 10/03/2022	810,000	0.0
670,000	(11)	Canadian Imperial Bank of Commerce, 3.030%, 10/03/2022	670,000	0.0
740,000	(11)	Credit Agricole, 3.060%, 10/03/2022	740,000	0.0
750,000	(11)	Landesbank Baden-Wurttemberg, 3.070%, 10/03/2022	750,000	0.0
750,000	(11)	Mizuho Bank Ltd., 3.070%, 10/03/2022	750,000	0.0
650,000	(11)	National Australia Bank Ltd., 3.050%, 10/03/2022	650,000	0.0
840,000	(11)	Royal Bank of Canada, 3.070%, 10/03/2022	840,000	0.1
840,000	(11)	Skandinaviska Enskilda Banken AB, 3.050%, 10/03/2022	840,000	0.1
670,000	(11)	Societe Generale, 3.060%, 10/03/2022	670,000	0.0
840,000	(11)	Svenska Handelsbanken AB, 3.000%, 10/03/2022	840,000	0.1
820,000	(11)	Toronto-Dominion Bank, 3.060%, 10/03/2022	820,000	0.0

	Total Time Deposits
	(Cost $8,380,000)		8,380,000	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.0%
586,000	(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
		(Cost $586,000)	586,000	0.0

	Total Short-Term Investments
	(Cost $156,721,819)		156,701,825	6.4

	Total Investments in Securities (Cost $3,206,906,036)		$2,860,261,029	116.3
	Liabilities in Excess of Other Assets		(400,027,627)	(16.3)
	Net Assets		$2,460,233,402	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2022.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Represents or includes a TBA transaction.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2022.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of September 30, 2022.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
COF 11	11th District Costs of Funds
H15T1Y	U.S. Treasury 1-Year Constant Maturity
PRIME	Federal Reserve Bank Prime Loan Rate
SOFR30A	30-day Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Mutual Funds	$547,542,192	$–	$–	$547,542,192
Purchased Options	–	723,959	–	723,959
Corporate Bonds/Notes	–	552,704,723	–	552,704,723
Collateralized Mortgage Obligations	–	364,171,853	–	364,171,853
Municipal Bonds	–	1,698,931	–	1,698,931
Asset-Backed Securities	–	157,905,511	–	157,905,511
U.S. Government Agency Obligations	–	678,875,663	–	678,875,663
Commercial Mortgage-Backed Securities	–	98,763,648	251,584	99,015,232
U.S. Treasury Obligations	–	300,921,140	–	300,921,140
Short-Term Investments	586,000	156,115,825	–	156,701,825
Total Investments, at fair value	$548,128,192	$2,311,881,253	$251,584	$2,860,261,029
Other Financial Instruments+
Centrally Cleared Swaps	–	4,868,013	–	4,868,013
Forward Premium Swaptions	–	72,928	–	72,928
Futures	2,612,189	–	–	2,612,189
Total Assets	$550,740,381	$2,316,822,194	$251,584	$2,867,814,159
Liabilities Table
Other Financial Instruments+
Forward Premium Swaptions	$–	$(39,653)	$–	$(39,653)
Futures	(6,260,109)	–	–	(6,260,109)
Total Liabilities	$(6,260,109)	$(39,653)	$–	$(6,299,762)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$99,395,231	$2,696,772	$-	$(20,857,625)	$81,234,378	$3,051,402	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	140,639,743	4,121,781	-	(37,420,675)	107,340,849	4,645,114	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	54,094,440	395,366	(71,490,167)	17,000,361	-	587,228	(23,566,767)	-
Voya Floating Rate Fund Class P	845,247	27,353	-	(81,079)	791,521	31,842	-	-
Voya High Yield Bond Fund - Class P	138,305,077	30,414,899	(72,480,836)	(17,750,459)	78,488,681	5,875,446	(8,480,210)	-
Voya Investment Grade Credit Fund - Class P	179,068,657	3,222,800	-	(38,530,383)	143,761,074	3,728,891	-	-
Voya Securitized Credit Fund - Class P	193,421,253	-	(47,741,818)	(9,753,746)	135,925,689	4,778,642	(3,741,828)	-
	$805,769,648	$40,878,971	$(191,712,821)	$(107,393,606)	$547,542,192	$22,698,565	$(35,788,805)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	464	12/20/22	$63,568,000	$(5,691,094)
			$63,568,000	$(5,691,094)
Short Contracts:
U.S. Treasury 10-Year Note	(481)	12/20/22	(53,902,062)	(568,984)
U.S. Treasury 2-Year Note	(174)	12/30/22	(35,737,969)	559,776
U.S. Treasury 5-Year Note	(202)	12/30/22	(21,716,578)	543,980
U.S. Treasury Long Bond	(18)	12/20/22	(2,275,313)	(31)
U.S. Treasury Ultra 10-Year Note	(568)	12/20/22	(67,299,125)	1,508,433
			$(180,931,047)	$2,043,174

At September 30, 2022, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 12	Buy	(5.000)	12/20/24	USD	27,986,640	$(340,213)	$1,856,225
CDX North American High Yield Index, Series 38, Version 2	Buy	(5.000)	06/20/27	USD	73,622,177	1,666,506	3,011,788
						$1,326,293	$4,868,013

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2022, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	6,000,500	$297,625	$80,202
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	10/17/22	0.625	USD	101,474,000	727,568	643,757
						$1,025,193	$723,959

At September 30, 2022, the following OTC forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate(1)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(2)	Unrealized Appreciation/(Depreciation)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	12,484,500	$(2,184,788)	$26,803
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	20,904,800	(3,700,150)	19,439
Call on 30-Year Interest Rate Swap (Purchased)	Nomura International PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/25/27	USD	6,658,000	(1,198,440)	(10,103)
Call on 35-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD	12,484,500	(2,187,909)	26,686
Put on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	19,473,000	(3,505,140)	(29,550)
								$(12,776,427)	$33,275

(1)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
USD	-	United States Dollar

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $3,211,463,836.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$7,287,059
Gross Unrealized Depreciation	(360,778,218)
Net Unrealized Depreciation	$(353,491,159)